UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21803

THE CAMPBELL MULTI-STRATEGY TRUST
(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive Baltimore, Maryland 21209
(Address of principal executive offices) (Zip code)

Stephen C. Roussin Campbell & Company Investment Adviser LLC 2850 Quarry Lake Drive Baltimore, Maryland 21209
(Name and address of agent for service)

Registrant’s telephone number including area code:	(800) 698-7235

Date of fiscal year end:	December 31, 2011

Date of reporting period:	December 31, 2011

Item 1.  Reports to Shareholders.

The Campbell
Multi-Strategy
Trust

Annual Report
December 31, 2011

THE CAMPBELL MULTI-STRATEGY TRUST

Table of Contents
Section
A Letter to Our Shareholders	I
Report of Independent Registered Public Accounting Firm	II
Financial Statements
Condensed Schedule of Investments	III
Statement of Assets and Liabilities	IV
Statement of Operations	V
Statements of Changes in Shareholders’ Capital (Net Assets)	VI
Financial Highlights	VII
Notes to Financial Statements	VIII
Privacy Notice	IX

Dear Shareholder,

As we look forward to 2012, it is important that we take time to reflect on 2011 as it pertains to the alternative investment industry and to Campbell & Company. This year we celebrate our 40th year of continuous operation and we are very proud of the culture, reputation, and relationships we have cultivated over our history. We appreciate the support provided by our clients, business partners and other constituents over the last four decades and look forward to continued shared growth and success. At the end of 2011, we said goodbye to one of our esteemed colleagues, Terri Becks, as she retired from her position of President & CEO. Terri’s contributions to the firm over her 20 year tenure were significant and I am humbled to have been given the opportunity to succeed her.

While we are excited to begin the new year, we recognize that 2011 was challenging for the financial services industry and Campbell’s experience was no exception. Extreme volatility in financial markets, global unrest, and dysfunctional governments were just some of the many factors we had to navigate. In just one week last year Campbell experienced both an earthquake and a hurricane, testing our business continuity systems with no interruption. These uncertainties, along with many others, created a difficult trading environment where few were successful. I heard it summarized best on a recent trip to New York where an industry acquaintance remarked that “flat is the new up.” These difficult markets highlight the importance of our continued commitment to research and the need for managers like Campbell to provide diversification in all economic environments. As such, we are committed to our systematic discipline and expansion into new and innovative research and technology.

In 2011 financial markets experienced a number of significant events that caused sudden changes in volatility. In the first quarter, political revolutions in Egypt and Libya shocked commodity markets, the earthquake and tsunami in Japan sent equities lower, and the ensuing nuclear crisis exacerbated the increased volatility in the global stock and currency markets. Volatility levels were elevated in the first quarter, measured by the VIX, and rose as much as 50% in the three days following the Japan earthquake. Uncertainty in global markets continued into the second quarter as governments in the U.S. and Europe attempted to stabilize markets by stimulating growth. The European debt crisis reached a new level as the market began to price in imminent issues in the most severely troubled member nation, Greece, and yields on their debt trended upward. Concerns over European sovereign debt continued into the third quarter as markets favored safe haven assets. At the beginning of August, the S&P downgrade of the U.S. triple-A credit rating took center stage and volatility levels doubled as evidenced by the VIX pushing through the crucial level of 40. The fourth quarter, while equally volatile, ended with risk assets closing on a relatively positive note. Volatility in the currency and commodity sectors, and a year-end rally in equity markets, provided little opportunity. Fixed income was the only sector to extend the prevailing trend through the fourth quarter with bond prices continuing to rise. In aggregate, most markets finished the year flat, including many commodities, the dollar against several major currencies, and U.S. equities, with the exception of U.S. bonds prices, which rose significantly.

Performance of the Campbell Multi-Strategy Trust

The Trust finished 2011 near flat with a loss of (0.17%). Strong performance in the Fixed Income sector and Cash Equity trading program offset losses in the Foreign Exchange, Equity Indices, and Commodities sectors.

Equity Indices

2011 started with global equities trending higher, fueled by improving U.S. labor market conditions, a “pro-business” move toward the center by President Obama, stronger corporate earnings, and a general rotation from fixed income into stocks. Volatility in the sector soon increased towards the end of the first quarter with the Japanese earthquake shocking global markets and continued throughout the year as mixed economic data, a downgrade of the U.S. triple-A credit rating, and other events combined with continuous central bank intervention to create unstable global equity markets. The constant spikes in volatility in the sector produced overall losses in Equity Indices trading for the Trust.

Commodities

Commodity prices experienced their first annual drop as a sector since 2008 and individual sub-sectors, specifically precious metals, were highly volatile. Unrest in the Middle East shocked energy markets, production concerns and weather-related events caused volatility in soft commodities, and precious metals continued to serve as safe-haven assets. The Trust experienced overall losses in the sector, with energies trading flat, metals showing small losses, and agricultural products contributing the largest losses.

Foreign Exchange

Currency markets saw multiple significant trend reversals throughout 2011 and detracted from overall performance. Government intervention by central banks around the world caused spikes in volatility in many of the major currencies and created a difficult trading environment in the sector. The Bank of Japan intervention in August and the coordinated G-7 intervention in the fourth quarter of 2011 to provide liquidity through new swap lines were two of the most significant moves in the foreign exchange markets, though there were many others.

Fixed Income

Trends persisted in fixed income markets throughout the year 2011, contributing strong gains to the Trust and offsetting some losses incurred in other sectors. Risk appetite fluctuated throughout the year, and bond prices rose in the U.S., some European countries, and other countries that may be considered a safe haven in difficult times. The sovereign debt crisis in both the U.S. and Europe and the downgrade of the U.S. debt rating were two major events that contributed to the rise of prices in the sector.

Equity Long/Short

The Trust’s equity long/short strategy contributed strong positive returns in 2011 and continued to provide additional diversification in difficult markets. The strategy was profitable in both the U.S. and Japan with overall gains recorded in every quarter.

Encouraged by the many enhancements we have made in technology, risk management, and portfolio construction, we move into 2012 engaged, enthusiastic, and energized, looking forward to the opportunities we anticipate it will bring.

Thank you for your continued support and please do not hesitate to call us with questions or comments,

Stephen Roussin
Chief Executive Officer

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust:

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the “Trust”), including the condensed schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2011, the results of its operations for the year then ended, the changes in its shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

McLean, Virginia
February 27, 2012

II

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

INVESTMENT SECURITIES
Common Stocks (United States)
Consumer Discretionary
Amazon.com, Inc. *	3,599	$622,987	0.48%
Bed Bath & Beyond, Inc. *	18,936	$1,097,720	0.84%
BJ's Restaurants, Inc. *	16,184	$733,459	0.56%
Dillards Inc. Cl A	12,698	$569,886	0.44%
Ralph Lauren Corporation	7,663	$1,058,107	0.81%
Tractor Supply Company	15,755	$1,105,213	0.86%
Under Armour Inc., Cl A *	8,177	$587,027	0.45%
V.F. Corporation	5,682	$721,557	0.55%
Other		$7,037,489	5.36%
Total Consumer Discretionary		$13,533,445	10.35%

Consumer Staples
		$1,847,209	1.41%
Energy
Southwestern Energy Company *	17,244	$550,773	0.40%
Other		$2,787,701	2.15%
Total Energy		$3,338,474	2.55%

Financials
Unum Group	31,204	$657,468	0.53%
Other		$3,553,152	2.69%
Total Financials		$4,210,620	3.22%

Health Care
Baxter International Inc.	11,231	$555,710	0.42%
Cardinal Health Inc.	25,827	$1,048,834	0.80%
Owens & Minor, Inc.	37,090	$1,030,731	0.79%
Watson Pharmaceuticals Inc. *	18,833	$1,136,383	0.87%
Other		$3,321,310	2.54%
Total Health Care		$7,092,968	5.42%

Industrials
Joy Global Inc.	7,441	$557,852	0.43%
Pentair Inc.	22,968	$764,605	0.59%
Stericycle, Inc. *	7,947	$619,230	0.47%
Other		$4,629,816	3.53%
Total Industrials		$6,571,503	5.02%

See Accompanying Notes to Financial Statements.

III-1

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Information Technology
EMC Corporation *	48,902	$1,053,349	0.82%
Gartner, Inc. Cl A *	18,991	$660,317	0.50%
Other		$6,042,965	4.60%
Total Information Technology		$7,756,631	5.92%

Materials
International Flavors & Fragrances Inc.	9,713	$509,155	0.40%
Other		$885,961	0.67%
Total Materials		$1,395,116	1.07%

Telecommunication Services
		$123,866	0.09%
Utilities
		$1,690,525	1.29%
Total Common Stocks (United States) (cost - $47,580,049)		$47,560,357	36.34%

Common Stocks (Non-United States)
Bermuda
Consumer Discretionary
		$30,776	0.02%
Financials
		$45,346	0.04%
Total Bermuda		$76,122	0.06%

Brazil
Utilities
		$119,889	0.09%
Canada
Consumer Discretionary
Tim Hortons Inc.	12,715	$615,660	0.47%

Consumer Staples
		$53,079	0.04%
Energy
		$314,629	0.24%
Financials
		$282,103	0.22%
Materials
		$64,593	0.05%

See Accompanying Notes to Financial Statements.

III-2

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Telecommunication Services
		$28,971	0.02%
Total Canada		$1,359,035	1.04%

Cayman Islands
Consumer Staples
		$16,857	0.01%
Channel Islands
Information Technology
		$50,070	0.04%
Great Britain
Energy
		$154,548	0.12%
Health Care
GlaxoSmithKline plc Adr	13,948	$636,447	0.48%
Other		$7,647	0.01%
Total Health Care		$644,094	0.49%

Materials
		$120,283	0.09%
Total Great Britain		$918,925	0.70%

India
Financials
		$188,129	0.14%
Ireland
Financials
		$179,406	0.14%
Industrials
		$13,975	0.01%
Information Technology
Accenture plc Cl A	10,007	$532,673	0.41%
Other		$14,481	0.01%
Total Information Technology		$547,154	0.42%

Total Ireland		$740,535	0.57%

Israel
Information Technology
		$670,238	0.51%
Japan
Consumer Discretionary

See Accompanying Notes to Financial Statements.

III-3

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

		$4,622,004	3.53%
Consumer Staples
		$164,899	0.13%
Energy
		$770,577	0.59%
Financials
Mitsubishi Estate	34,000	$507,858	0.41%
Other		$3,212,679	2.43%
Total Financials		$3,720,537	2.84%

Health Care
		$396,436	0.30%
Industrials
		$5,085,824	3.89%
Information Technology
		$4,168,259	3.19%
Materials
		$2,113,245	1.61%
Telecommunication Services
Kddi	78	$501,494	0.38%
Other		$60,741	0.05%
Total Telecommunication Services		$562,235	0.43%

Utilities
Tohoku Electric Power	52,800	$506,809	0.39%
Other		$18,408	0.01%
Total Utilities		$525,217	0.40%

Total Japan		$22,129,233	16.91%

Mexico
Consumer Discretionary
		$47,523	0.04%
Consumer Staples
		$22,946	0.02%
Telecommunication Services
		$12,114	0.01%
Total Mexico		$82,583	0.07%

Panama
Industrials
		$265,071	0.20%

See Accompanying Notes to Financial Statements.

III-4

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

People's Republic Of China
Information Technology
	$317,512	0.24%
Telecommunication Services
	$290,906	0.22%
Total People's Republic Of China	$608,418	0.46%

Peru
Materials
	$119,928	0.09%
Russia
Telecommunication Services
	$123,796	0.09%
South Africa
Energy
	$26,686	0.02%
Materials
	$111,593	0.09%
Total South Africa	$138,279	0.11%

South Korea
Financials
	$129,246	0.10%
Telecommunication Services
	$142,497	0.11%
Total South Korea	$271,743	0.21%

Sweden
Information Technology
	$18,001	0.01%
Switzerland
Energy
	$228,730	0.17%
Financials
	$479,761	0.37%
Total Switzerland	$708,491	0.54%

Taiwan, Republic Of China
Information Technology
	$40,137	0.03%
Telecommunication Services
	$124,534	0.11%

See Accompanying Notes to Financial Statements.

III-5

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Total Taiwan, Republic Of China	$164,671	0.14%

Turkey
Telecommunication Services
	$42,322	0.03%
Total Common Stocks (Non-United States) (cost - $28,759,451)	$28,812,336	22.02%

United States Government Securities**
Maturity Face Value	Maturity Date	Description
$5,750,000	02/02/2012	U.S. Treasury Bills
(cost, including accrued interest, - $5,750,000)			$5,750,000	4.39%

Total investment securities (cost - $82,089,500)			$82,122,693	62.75%

FUTURES CONTRACTS PURCHASED

Description
Agricultural	$24,185	0.02%
Energy	$(105)	0.00%
Long-term interest rates	$1,794,454	1.37%
Metals	$32,515	0.02%
Short-term interest rates	$203,037	0.16%
Stock indices	$311,947	0.24%
Net unrealized gain on futures contracts purchased	$2,366,033	1.81%

FUTURES CONTRACTS SOLD

Description
Agricultural	$(984,477)	(0.75)%
Energy	$334,062	0.26%
Metals	$629,931	0.48%
Short-term interest rates	$(12,256)	(0.01)%

See Accompanying Notes to Financial Statements.

III-6

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Stock indices	$87,206	0.07%
Net unrealized gain on futures contracts sold	$54,466	0.05%

Net unrealized gain on futures contracts	$2,420,499	1.86%

LONG FORWARD CURRENCY CONTRACTS

Description
Japanese Yen, Maturity Date 3/21/12	$731,747	0.56%
Other long forward currency contracts	$(717,196)	(0.55)%
Total long forward currency contracts	$14,551	0.01%

SHORT FORWARD CURRENCY CONTRACTS

Description
Euro, Maturity Date 3/21/12		$1,970,920	1.51%
Swiss Franc, Maturity Date 3/21/12		$818,560	0.62%
Other short forward currency contracts		$226,652	0.18%
Total short forward currency contracts		$3,016,132	2.31%

Net unrealized gain on forward currency contracts		$3,030,683	2.32%

INVESTMENT SECURITIES SOLD SHORT

Common Stocks (United States)
Consumer Discretionary
American Eagle Outfitters Inc.	55,254	$844,834	0.65%
Apollo Group Inc Cl A ***	15,678	$844,574	0.65%
Cracker Barrel Old Country Store Inc.	12,652	$637,787	0.49%
Expedia Inc.	17,935	$520,474	0.40%
Wyndham Worldwide Corporation	22,327	$844,630	0.63%
Other		$8,160,365	6.24%
Total Consumer Discretionary		$11,852,664	9.06%

Consumer Staples
Molson Coors Brewing	19,318	$841,106	0.65%
Other		$358,287	0.27%
Total Consumer Staples		$1,199,393	0.92%

See Accompanying Notes to Financial Statements.

III-7

THE CAMPBELL MULTI-STRATEGY TRUST CONDENSED SCHEDULE OF INVESTMENTS DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Energy
FMC Technologies, Inc. ***	10,260	$535,880	0.41%
Spectra Energy Corp.	27,233	$837,415	0.63%
Other		$1,454,955	1.12%
Total Energy		$2,828,250	2.16%

Financials
Arthur J. Gallagher & Co	20,486	$685,052	0.53%
BlackRock Inc.	3,115	$555,218	0.42%
Other		$2,309,036	1.76%
Total Financials		$3,549,306	2.71%

Health Care
Auxilium Pharmaceuticals Inc. ***	26,796	$534,044	0.41%
Medtronic Inc.	20,469	$782,939	0.59%
Mylan Inc***	33,849	$726,400	0.56%
Salix Pharmaceuticals, Ltd.***	10,961	$524,484	0.40%
United Therapeutics Corporation ***	18,072	$853,902	0.63%
Other		$3,605,112	2.78%
Total Health Care		$7,026,881	5.37%

Industrials
Dun & Bradstreet Corp	8,914	$667,035	0.51%
General Electric Company	42,751	$765,670	0.59%
Raytheon Company	17,240	$834,071	0.63%
Other		$6,143,549	4.70%
Total Industrials		$8,410,325	6.43%

Information Technology
VeriSign, Inc. ***	24,053	$859,173	0.67%
Other		$6,433,319	4.90%
Total Information Technology		$7,292,492	5.57%

Materials
		$2,330,605	1.78%
Telecommunication Services
SBA Communications Corp. Cl A ***	15,601	$670,219	0.51%
Other		$353,624	0.27%
Total Telecommunication Services		$1,023,843	0.78%

Utilities

See Accompanying Notes to Financial Statements.

III-8

THE CAMPBELL MULTI-STRATEGY TRUST CONDENSED SCHEDULE OF INVESTMENTS DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

NextEra Energy Inc.	13,415	$816,705	0.62%
Xcel Energy Inc.	21,008	$580,661	0.44%
Other		$293,178	0.23%
Total Utilities		$1,690,544	1.29%

Total Common Stocks (United States) (proceeds - $46,521,217)		$47,204,303	36.07%

Common Stocks (Non-United States)
Argentina
Energy
		$45,188	0.03%
Financials
	$12,963	0.01%
Total Argentina	$58,151	0.04%

Bermuda
Energy
	$37,692	0.03%
Financials
	$296,969	0.23%
Total Bermuda	$334,661	0.26%

Brazil
Financials
	$249,020	0.19%
Materials
	$17,203	0.01%
Telecommunication Services
	$27,681	0.02%
Utilities
	$400,676	0.31%
Total Brazil	$694,580	0.53%

Canada
Consumer Discretionary
	$40,286	0.03%
Energy
	$996,088	0.76%
Financials
	$308,563	0.24%
Industrials

See Accompanying Notes to Financial Statements.

III-9

THE CAMPBELL MULTI-STRATEGY TRUST CONDENSED SCHEDULE OF INVESTMENTS DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Canadian Pacific Railway Limited	12,922	$874,432	0.67%

Information Technology
		$91,452	0.07%
Materials
		$660,055	0.50%
Telecommunication Services
BCE, Inc.	20,092	$837,234	0.64%

Total Canada		$3,808,110	2.91%

Channel Islands
Materials		$219,311	0.17%

France
Utilities
		$26,642	0.02%
Great Britain
Consumer Discretionary
	$221,553	0.17%
Consumer Staples
	$228,851	0.17%
Materials
	$90,502	0.07%
Total Great Britain	$540,906	0.41%

Greece
Industrials
	$21,999	0.02%
Japan
Consumer Discretionary
	$4,642,058	3.55%
Consumer Staples
	$1,021,556	0.78%
Energy
	$190,942	0.15%
Financials
	$1,948,236	1.49%
Health Care
	$1,922,336	1.47%
Industrials
	$6,012,746	4.59%
Information Technology
	$2,722,189	2.08%
Materials

See Accompanying Notes to Financial Statements.

III-10

THE CAMPBELL MULTI-STRATEGY TRUST CONDENSED SCHEDULE OF INVESTMENTS DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

	$2,707,995	2.07%
Utilities
	$787,408	0.60%
Total Japan	$21,955,466	16.78%

Luxembourg
Energy
	$380,240	0.29%
Materials
	$63,446	0.05%

Total Luxembourg	$443,686	0.34%

Mexico
Consumer Discretionary
	$178,538	0.14%
Netherlands
Industrials
	$561,269	0.43%
Panama
Consumer Discretionary
	$131,768	0.10%
South Korea
Materials
	$60,179	0.05%
Utilities
	$38,990	0.03%
Total South Korea	$99,169	0.08%

Switzerland
Energy
	$45,753	0.03%
Industrials
	$63,583	0.04%
Total Switzerland	$109,336	0.07%

Total Common Stocks (Non-United States) (proceeds - $28,623,159)	$29,183,592	22.30%

See Accompanying Notes to Financial Statements.

III-11

THE CAMPBELL MULTI-STRATEGY TRUST CONDENSED SCHEDULE OF INVESTMENTS DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Total investment securities sold short (proceeds - $75,144,376)	$76,387,895	58.37%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt

See Accompanying Notes to Financial Statements.

III-12

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

ASSETS
Investment in securities, at value (cost - $82,089,500)	$82,122,693
Cash deposits with custodian*	29,600,256
Cash deposits with securities broker**	84,716,232
Restricted cash deposits with futures broker	12,059,741
Cash deposits with forwards broker	49,596
Cash	2,782,735
Net unrealized gain on open futures contracts	2,420,499
Net unrealized gain on open forward currency contracts	3,030,683
Receivable for securities sold	33,282,094
Dividends receivable	60,144
Interest receivable	120,015
Subscriptions receivable	41,272
Prepaid expenses	25,115
Total assets	250,311,075

LIABILITIES
Securities sold short at value (proceeds - $75,144,376)	$76,387,895
Payable for securities purchased	33,377,226
Accounts payable	156,080
Accrued commissions and other trading fees on open futures,
and forward currency contracts	14,579
Securities brokerage fees payable	134,565
Dividends payable	80,688
Redemptions payable	8,803,211
Trading management fee payable	229,092
Sales fee payable	179,092
Offering costs payable	85,910
Total liabilities	119,448,338

NET ASSETS	$130,862,737

SHAREHOLDERS' CAPITAL (Net Assets)
101,847.787 shares outstanding at December 31, 2011;
unlimited shares authorized	$130,862,737

Total shareholders' capital (Net Assets)
(equivalent to $1,284.89 per share
based on 101,847.787 shares outstanding)	$130,862,737

*	- including foreign currency valued at $97,127 with a cost of $96,130 with custodian.
**	- including foreign currency valued at $2,636,555 with a cost of $2,606,043 with securities broker.

See Accompanying Notes to Financial Statements.

IV

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $38,862)	$1,079,630
Interest income	639,482
Total income	1,719,112

EXPENSES
Sales fee	2,600,385
Trading management fee	2,649,959
Dividends on securities sold short	1,154,791
Stock loan fees	871,668
Professional fees	186,429
Offering costs	993,738
Custodian fees	756,825
Trustees' fees	80,000
Total expenses	9,293,795
Net investment loss	(7,574,683)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments:
Investment securities trading and foreign currency, net	(7,598,476)
Gain on securities sold short and foreign currency	14,899,456
Loss from option contracts purchased	(4,053,456)
Gain from option contracts written	2,134,843
Futures trading, net	4,346,602
Forwards trading, net	(4,678,515)
Total net realized gain from investments	5,050,454

Net change in unrealized appreciation (depreciation) of investments:
Investment securities trading and foreign currency	(1,444,657)
Gain on investment securities sold short and foreign currency	1,735,276
Loss from option contracts purchased	(153,569)
Gain from option contracts written	170,526
Futures trading, net	719,295
Forwards trading, net	1,043,323
Net change in unrealized appreciation of investments	2,070,194
Net realized and unrealized gain from investments	7,120,648
Net decrease in net assets from operations	$(454,035)

See Accompanying Notes to Financial Statements.

V

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL (NET ASSETS)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	Total Number of Shares	Shareholder's Capital (Net assets)

Balances at January 1, 2010	143,316.304	$157,116,128

Increase (decrease) in net assets from operations:
Net investment loss		(7,760,325)
Net realized gain from investments		22,183,088
Net change in unrealized appreciation of investments		4,916,631
Net increase in net assets from operations		19,339,394

Capital transactions:
Shareholder subscriptions	1,240.328	1,366,582
Shareholder redemptions	(46,930.223)	(52,169,464)
Total capital transactions	(45,689.895)	(50,802,882)

Balances at December 31, 2010	97,626.409	125,652,640

Increase (decrease) in net assets from operations:
Net investment loss		(7,574,683)
Net realized gain from investments		5,050,454
Net change in unrealized appreciation of investments		2,070,194
Net decrease in net assets from operations		(454,035)

Capital transactions:
Shareholder subscriptions	20,236.360	26,303,462
Shareholder redemptions	(16,014.982)	(20,639,330)
Total capital transactions	4,221.378	5,664,132

Balances at December 31, 2011	101,847.787	$130,862,737

See Accompanying Notes to Financial Statements.

VI

THE CAMPBELL MULTI-STRATEGY TRUST
FINANCIAL HIGHLIGHTS
The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2011, 2010, 2009, 2008 and 2007. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire year)

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Net asset value per share, beginning of year	$1,287.08	$1,096.29	$1,110.00	$1,060.55	$1,321.50

Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions (1)	72.69	256.41	49.51	67.61	(261.47)
Net investment income (loss) (1)	(74.88)	(65.62)	(63.22)	(18.16)	0.52

Total income (loss) from investment operations	(2.19)	190.79	(13.71)	49.45	(260.95)

Net asset value per share at end of year	$1,284.89	$1,287.08	$1,096.29	$1,110.00	$1,060.55

Total Return	(0.17)%	17.40%	(1.24)%	4.66%	(19.75)%

Total Return prior to performance fee	(0.17)%	17.40%	(1.24)%	4.66%	(19.24)%

Supplemental Data

Net Assets at the end of year	$130,862,737	$125,652,640	$157,116,128	$198,228,981	$217,431,950

Ratios to average net asset value:
Net expenses prior to performance fee (3)	7.04%	7.18%	6.74%	3.74%	5.48%
Performance fee	0.00%	0.00%	0.00%	0.00%	0.45%

Net expenses (3)	7.04%	7.18%	6.74%	3.74%	5.93%

Net investment income (loss) (3)	(5.74)%	(5.94)%	(5.81)%	(1.66)%	0.04%

Portfolio turnover rate (2)	3,258%	3,219%	3,782%	4,471%	1,000%

Total returns are calculated based on the change in value of a share during the year. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)	Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the year. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)	Applies only to the equities portion of the portfolio.
(3)	Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.

See Accompanying Notes to Financial Statements.

VII-1

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options on forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.  Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.  Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.  Futures, Forward Currency and Options on Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 210-20, Balance Sheet–Offsetting. The fair value of futures contracts are reported by the various futures exchanges, and reflect the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. The fair value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations.

When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.  Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills are stated at cost plus accrued interest, which approximates market value.

VIII-1

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by Campbell & Company Investment Adviser LLC (the Adviser), those securities may be valued at fair value as determined in good faith by the Adviser.

F.  Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills. The Trust held no option positions as of December 31, 2011. See Note 1. D. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2011, the Trust did not have any Level 3 assets or liabilities.

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06 (ASU 2010-06) for improving disclosure about fair value measurements. ASU 2010-06 adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. As of January 1, 2010, the Trust adopted the provisions of ASU 2010-06 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which were adopted as of January 1, 2011. The adoption of the remaining provisions has not had a material impact on the Trust's financial statement disclosures.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a recurring basis as of December 31, 2011.

VIII-2

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

	Fair Value at December 31, 2011
Description	Level 1	Level 2	Level 3	Total
Investments
Investment securities	$76,372,693	$5,750,000	$0	$82,122,693
Investment securities sold short	(76,387,895)	0	0	(76,387,895)
Other Financial Instruments
Exchange traded futures contracts	2,420,499	0	0	2,420,499
Forward currency contracts	0	3,030,683	0	3,030,683
Total	$2,405,297	$8,780,683	$0	$11,185,980

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 11. See Condensed Schedule of Investments for additional detail categorization.

G.  Income Taxes

The Trust is treated like a partnership for tax purposes. The Trust prepares calendar year U.S. and applicable state tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2008 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.  Offering Costs

The Adviser has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2011, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $85,910. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2011, the amount of unreimbursed offering costs incurred by the Adviser is $481,967.

I.  Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

J.  Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 (ASU 2011-04) to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards.  ASU 2011-04 explains how to measure fair value.  It does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2011. The impact of this guidance on the Trust's financial statements and disclosures, if any, is currently being assessed.

VIII-3

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

Note 2.  INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined in the Agreement). The performance fee is not subject to any clawback provisions. Fees are typically paid in the month following the month in which they are earned.  The fees are paid from the available cash held at the Trust's bank, brokers or custodian. No performance fee was earned during the year ended December 31, 2011.

Note 3.  SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4.  ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional fees, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the year ended December 31, 2011.

Note 5.  DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with Newedge USA, LLC (the broker), subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency or failure to properly segreate, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6.  DEPOSITS WITH CUSTODIAN AND SECURITIES BROKER

The Trust deposits cash and purchased securities with a custodian, State Street Bank and Trust Company, subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker, Morgan Stanley & Co. Incorporated, are satisfied by cash deposited with the securities broker and the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian and the securities broker. The Trust pays stock loan fees on assets borrowed from the securities broker.

Assets on deposit with a custodian and securities broker are subject to credit risk. In the event of a custodian's or securities broker's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.  DEPOSITS WITH INTERBANK MARKET MAKER

The Trust’s counterparty with regard to its forward currency transactions is The Royal Bank of Scotland PLC (RBS). The Trust has entered into an International Swap and Derivatives Association, Inc. agreement with RBS which governs these transactions. The credit ratings reported by the three major rating agencies for RBS were considered investment grade as of December 31, 2011. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with RBS. The Trust typically earns interest income on its assets deposited with RBS.

VIII-4

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

Note 8.  SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Adviser on behalf of the Trust.

The Trust will make offers to repurchase its shares (Shareholder redemptions) at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the year ended December 31, 2011, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2011	Repurchase June 30, 2011	Repurchase September 30, 2011	Repurchase December 31, 2011
Commencement Date	February 16, 2011	May 18, 2011	August 15, 2011	November 14, 2011
Percentage of Outstanding Shares Tendered	1.6%	1.9%	5.4%	6.4%
Percentage of Outstanding Shares Repurchased	1.6%	1.9%	5.4%	6.4%
Amount of Repurchase	$2,030,342	$2,388,076	$7,417,701	$8,803,211

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 9.  SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2011 were $5,111,583,963 and $5,118,921,007, respectively.

The U.S. federal income tax basis of the Trust's investments at December 31, 2011 was as follows:

Investment securities	$82,122,693
Securities sold short	(76,387,895)
Open forward currency contracts	2,839,392
Open futures contracts	563,295

VIII-5

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $2,048,496 (gross unrealized appreciation was $2,373,658 and gross unrealized depreciation was $325,162).

Note 10.  OPTIONS WRITTEN

Transactions in options written during the year ended December 31, 2011 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2010	77	$88,923
Options written	1,069	2,045,920
Options expired	(1,021)	(1,733,815)
Options exercised	(125)	(401,028)
Options outstanding at December 31, 2011	0	$0

Note 11.  TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). Specifically, the Trust trades a portfolio focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values, as well as metals, energy and agricultural values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the Statement of Assets and Liabilities.

The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the interbank market maker at December 31, 2011 was $5,750,000, which equals approximately 4% of Net Asset Value.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

VIII-6

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

The Trust has adopted the provisions of ASC 815, Derivatives and Hedging (ASC 815).  ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. The following tables summarize quantitative information required by ASC 815.

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011 is as follows:

Type of Instrument *	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011 Fair Value	Liability Derivatives at December 31, 2011 Fair Value	Net
Agricultural Contracts	Net unrealized gain on open futures contracts	$199,492	$(1,159,784)	$(960,292)
Energy Contracts	Net unrealized gain on open futures contracts	410,189	(76,232)	333,957
Metal Contracts	Net unrealized gain on open futures contracts	870,152	(207,706)	662,446
Stock Indices Contracts	Net unrealized gain on open futures contracts	445,747	(46,594)	399,153
Short-Term Interest Rate Contracts	Net unrealized gain on open futures contracts	388,764	(197,983)	190,781
Long Term Interest Rate Contracts	Net unrealized gain on open futures contracts	1,867,883	(73,429)	1,794,454
Forward Currency Contracts	Net unrealized gain on forward currency contracts	4,834,844	(1,804,161)	3,030,683
Totals		$9,017,071	$(3,565,889)	$5,451,182
* Derivatives not designated as hedging instruments under ASC 815

The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the year ended December 31, 2011 is as follows:

Type of Instrument	Trading Revenue for the Year Ended December 31, 2011
Agricultural Contracts	$(7,402,161)
Energy Contracts	(152,344)
Metal Contracts	(1,658,557)
Stock Indices Contracts	(8,769,721)
Short-Term Interest Rate Contracts	622,544
Long-Term Interest Rate Contracts	22,992,310
Forward Currency Contracts	(3,586,157)
Purchased Options on Forward Currency Contracts	(4,207,025)
Written Options on Forward Currency Contracts	2,305,370
Total	$144,259

VIII-7

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

Statement of Operations Location	Trading Revenue for the Year Ended December 31, 2011
Net realized gain (loss) from investments:
Loss from option contracts purchased	$(4,053,456)
Gain from option contracts written	2,134,843
Futures trading, net**	4,912,776
Forwards trading, net**	(4,629,479)
Net change in unrealized (depreciation):
Gain from option contracts written	170,526
Loss from option contracts purchased	(153,569)
Futures trading	719,295
Forwards trading	1,043,323
Total	$144,259
** Amount differs from the amount on the Statement of Operations as the amount above is before reduction of trading commissions and fees.

For the year ended December 31, 2011, the monthly average of futures contracts bought and sold was approximately 9,200 and the monthly average of notional value of forward currency and options on forward currency contracts was $1,086,500,000.

Open contracts generally mature within six months; as of December 31, 2011, the latest maturity date for open futures contracts is September 2013 and the latest maturity date for open forward currency contracts is March 2012. However, the Trust intends to close all futures and forward currency contracts prior to maturity.

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per "risk unit" of assets under management. In addition, The Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be creditworthy. The shareholders bear the risk of loss only to the extent of the market value of their respective investments, and in certain specific circumstances, distributions and redemptions received.

Note 12.  INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

VIII-8

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

Note 13.  SUBSEQUENT EVENTS

Management of the Trust evaluated subsequent events through the date the financial statements were filed. There are no subsequent events to disclose or that require adjustment to the financial statements.

VIII-9

PRIVACY NOTICE

The Trust and the Adviser believe that investors are entitled to the best service they can offer – and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and the Adviser.

In the normal course of business, investors give the Trust and the Adviser non-public personal information. The Trust and the Adviser use this information to manage each investor’s account, direct transactions and provide each investor with valuable information. The Trust and the Adviser may collect this information through forms, interviews, transaction history of an investor’s account, or third parties. The information includes each investor’s name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and the Adviser may need to service an investor’s account. The Trust and the Adviser maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor the Adviser provides customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and the Adviser in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and the Adviser require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and the Adviser also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and the Adviser will continue to adhere to the privacy policies and practices described in the Trust’s Offering Memorandum with respect to information about former Shareholders who have redeemed their Shares.

IX

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON COMPLETE SCHEDULE OF INVESTMENTS

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Campbell Multi-Strategy Trust (the “Trust”) as of December 31, 2011, and for the year then ended and have issued our report thereon dated February 27, 2012 (which report expressed an unqualified opinion) which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Trust's complete schedule of investments in securities (the “Schedule”) as of December 31, 2011 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

McLean, Virginia
February 27, 2012

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, director of fund accounting and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser’s corporate secretary, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 or by calling 1-800-698-7235.

Item 3.  Audit Committee Financial Expert.

At a meeting of the Board of Trustees held on June 13, 2011, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the “Audit Committee Financial Expert” as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is “independent.”

Item 4.  Principal Accountant Fees and Services.

(a)
Audit Fees – the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $69,525 for 2011 and $70,000 for 2010.

(b)
Audit-Related Fees – there were no audit related fees billed to the registrant in 2011 or 2010 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c)	Tax Fees – there were no tax fees billed in 2011 or 2010 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d)
Other Fees – there were no other fees billed for 2011 or 2010 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e)	1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

THE CAMPBELL MULTI-STRATEGY TRUST
AUDIT COMMITTEE PRE-APPROVAL PROCESS

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm (“independent accountants”), including the fees to be paid therefor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at each of its scheduled meetings.

Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants’ engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

1.	bookkeeping or other services related to the accounting records or financial statements of the Trust;
2.	financial information systems design and implementation;
3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
4.	actuarial services;
5.	internal audit outsourcing services;
6.	management functions or human resources;
7.	broker or dealer, investment adviser, or investment banking services;
8.	legal services and expert services unrelated to the audit; and
9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

(e)	2) No services included in b) – d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2011 or 2010.

(h)
The registrant’s Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant’s investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

INVESTMENT SECURITIES
	Shares	Value ($)	% of Net Asset Value
Common Stocks (United States)
Consumer Discretionary
Amazon.com, Inc. *	3,599	$622,987	0.48%
Bed Bath & Beyond, Inc. *	18,936	$1,097,720	0.84%
BJ's Restaurants, Inc. *	16,184	$733,459	0.56%
Borgwarner Inc	4,415	$281,412	0.22%
Chipotle Mexican Grill Inc *	1,178	$397,858	0.30%
Cinemark Holdings Inc	15,578	$288,037	0.22%
Comcast Corp Cl A	6,199	$146,978	0.11%
Crocs Inc *	4,373	$64,589	0.05%
Deckers Outdoor Corp *	5,943	$449,113	0.34%
Dick's Sporting Goods	2,348	$86,594	0.07%
Digital Generation Inc *	441	$5,257	0.00%
Dillards Inc. Cl A	12,698	$569,886	0.44%
Directv Group Inc Cl A *	5,352	$228,852	0.17%
DSW Inc Cl A	8,624	$381,267	0.29%
Finish Line Inc Cl A	3,693	$71,220	0.05%
Fossil Inc *	5,313	$421,640	0.32%
Gannett Co Inc	5,508	$73,642	0.06%
Hanesbrands*	958	$20,942	0.02%
Hasbro Inc	7,966	$254,036	0.19%
Iconix Brand Group Inc*	18,698	$304,590	0.23%
Interpublic Group Of Companies Inc	1,261	$12,270	0.01%
John Wiley & Sons Inc Cl A	9,202	$408,569	0.31%
Jos A Bank Clothiers Inc *	8,838	$430,941	0.33%
Kohls Corp	3,953	$195,081	0.15%
Krispy Kreme Doughnuts Inc *	11,016	$72,045	0.06%
Liberty Media Corp *	1,021	$79,689	0.06%
Mattel Inc	9,314	$258,557	0.20%
National Cinemedia Inc	252	$3,125	0.00%
New York Times Co Cl A	11,510	$88,972	0.07%
Panera Bread Co Cl A *	2,902	$410,488	0.31%
Pool Corp	1,863	$56,076	0.04%
Ralph Lauren Corporation	7,663	$1,058,107	0.81%
Royal Caribbean Cruises Ltd	10,466	$259,243	0.20%
Shutterfly Inc *	5,679	$129,254	0.10%
Sonic Corp *	1,286	$8,655	0.01%
Sothebys Cl A	168	$4,793	0.00%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Starwood Hotels & Resorts	799	$38,328	0.03%
Tempur-Pedic International	7,998	$420,135	0.32%
Tiffany & Co	631	$41,810	0.03%
Time Warner Cable	3,322	$211,180	0.16%
Tractor Supply Company	15,755	$1,105,213	0.86%
Under Armour Inc., Cl A *	8,177	$587,027	0.45%
V.F. Corporation	5,682	$721,557	0.55%
Vail Resorts Inc	3,266	$138,348	0.11%
Wynn Resorts Ltd	2,660	$293,903	0.22%
Total Consumer Discretionary		$13,533,445	10.35%

Consumer Staples
Archer-Daniels Midland Company	5,257	$150,350	0.11%
Avon Products Inc	1,413	$24,685	0.02%
Chiquita Brands International Inc *	3,063	$25,545	0.02%
Coca-Cola Enterprises Inc Atl	3,918	$101,006	0.08%
Conagra Foods Inc	14,760	$389,664	0.30%
Constellation Brands Inc Cl A *	11,273	$233,013	0.18%
Corn Products International Inc	2,771	$145,727	0.11%
Energizer Holdings Inc *	1,111	$86,080	0.07%
Flowers Foods Inc	7,009	$133,031	0.10%
Hormel Foods Corp	4,574	$133,972	0.10%
Kellogg Co	95	$4,804	0.00%
Kroger Co	10,280	$248,982	0.19%
Ruddick Corp	1,045	$44,559	0.03%
United Natural Foods Inc *	3,144	$125,791	0.10%
Total Consumer Staples		$1,847,209	1.41%

Energy
Apache Corp	799	$72,373	0.06%
Atwood Oceanics Inc *	462	$18,383	0.01%
Baker Hughes Inc	2,360	$114,790	0.09%
Barrett Bill Corp *	1,556	$53,013	0.04%
Basic Energy Services Inc *	1,093	$21,532	0.02%
Carbo Ceramics Inc	505	$62,282	0.05%
Chesapeake Energy Corp	5,046	$112,475	0.09%
Chevron Corporation	505	$53,732	0.04%
Comstock Resources Inc *	1,410	$21,573	0.02%
Georesources Inc *	277	$8,119	0.01%
Gulfport Energy Corp *	7,520	$221,464	0.17%
Hess Corp	4,078	$231,630	0.18%
Hollyfrontier Corp	7,889	$184,603	0.14%
Marathon Oil Corp	7,400	$216,598	0.17%
Murphy Oil Corp	3,661	$204,064	0.16%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Newfield Exploration Co *	1,556	$58,708	0.04%
Pioneer Natural Resources Comp	1,808	$161,780	0.12%
Range Resources Corp	6,236	$386,258	0.28%
Rosetta Resources Inc *	1,515	$65,903	0.05%
Rowan Companies Inc	2,377	$72,094	0.06%
SM Energy Co	536	$39,182	0.03%
Southwestern Energy Company *	17,244	$550,773	0.40%
Tidewater Inc	2,902	$143,069	0.11%
Valero Energy Corp	4,719	$99,335	0.08%
Walter Energy	1,910	$115,670	0.09%
Whiting Petroleum Corp *	1,051	$49,071	0.04%
Total Energy		$3,338,474	2.55%

Financials
American Equity Investment Life	14,307	$148,793	0.11%
Apollo Investment Corp	415	$2,673	0.00%
Brown & Brown Inc	12,195	$275,973	0.21%
Capital One Financial Corp	8,578	$362,764	0.28%
Cash America International Inc	3,417	$159,335	0.12%
Cincinnati Financial Corp	2,828	$86,141	0.07%
CNA Financial Corp	1,699	$45,448	0.03%
Discover Financial Services	6,740	$161,760	0.12%
E Trade Financial Corp *	12,870	$102,445	0.08%
East-West Bancorp Inc	1,808	$35,708	0.03%
Ezcorp Inc *	462	$12,183	0.01%
F N B Corp Pa	10,433	$117,997	0.09%
First Cash Financial Services *	12,292	$431,326	0.33%
Firstmerit Corp	1,977	$29,912	0.02%
Hartford Financial Services Group Inc	20,454	$332,378	0.25%
Iberiabank Corp	1,322	$65,175	0.05%
Legg Mason Inc	9,965	$239,658	0.18%
Lincoln National Corp Ind	1,682	$32,664	0.02%
Markel Corp *	417	$172,917	0.13%
National Financial Partners Co	168	$2,271	0.00%
Ocwen Financial Corp *	3,662	$53,026	0.04%
PHH Corp *	13,282	$142,117	0.11%
Prudential Financial Inc Internotes	2,069	$103,698	0.08%
Suntrust Banks Inc	6,385	$113,015	0.09%
SVB Financial Group *	900	$42,921	0.03%
Tower Group Inc	2,628	$53,007	0.04%
Travelers Companies Inc	1,317	$77,927	0.06%
Trustmark Corp	1,112	$27,010	0.02%
Unum Group	31,204	$657,468	0.53%
WR Berkley Corp	3,574	$122,910	0.09%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value

Total Financials		$4,210,620	3.22%

Health Care
Agilent Technologies Inc *	2,386	$83,343	0.06%
Alere Inc *	3,147	$72,664	0.06%
Align Technology Inc *	9,880	$234,403	0.18%
Allergan Inc	2,355	$206,628	0.16%
Allscripts Healthcare Solution*	2,312	$43,789	0.03%
Amerigroup Corp *	1,856	$109,652	0.08%
Bard C R Inc	1,330	$113,715	0.09%
Baxter International Inc.	11,231	$555,710	0.42%
Biomarin Pharmaceutical Inc *	462	$15,884	0.01%
Cardinal Health Inc.	25,827	$1,048,834	0.80%
Cepheid Inc *	4,120	$141,769	0.11%
Cerner Corp *	481	$29,461	0.02%
Chemed Corp	191	$9,781	0.01%
Cigna Corporation	11,853	$497,826	0.38%
Cooper Company Inc	1,984	$139,912	0.11%
Forest Laboratories Inc. *	2,271	$68,720	0.05%
Health Management Associates Inc Cl A	21,376	$157,541	0.12%
Healthsouth Corp *	2,144	$37,884	0.03%
Illumina Inc *	2,229	$67,940	0.05%
Integra Lifesciences Holdings Co *	854	$26,329	0.02%
Intermune Inc *	3,283	$41,366	0.03%
Isis Pharmaceuticals Calif *	3,116	$22,466	0.02%
Magellan Health Services Inc *	2,492	$123,279	0.09%
Mettler Toledo International I *	883	$130,428	0.10%
Owens & Minor, Inc.	37,090	$1,030,731	0.79%
Quality Systems Inc	822	$30,406	0.02%
Questcor Pharmaceuticals Inc *	2,090	$86,902	0.07%
Regeneron Pharmaceuticals Inc *	1,265	$70,119	0.05%
Resmed Inc *	3,879	$98,527	0.08%
Techne Corp	546	$37,270	0.03%
Thermo Fisher Corp*	8,683	$390,475	0.30%
Universal Health Services Inc Cl B	1,200	$46,632	0.04%
Vertex Pharmaceuticals Inc *	3,624	$120,353	0.09%
Viropharma Inc *	631	$17,283	0.01%
Watson Pharmaceuticals Inc. *	18,833	$1,136,383	0.87%
Wellcare Health Plans Inc *	925	$48,563	0.04%
Total Health Care		$7,092,968	5.42%

Industrials
AAR Corp	1,081	$20,723	0.02%
Actuant Corp	6,860	$155,653	0.12%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Aegion Corporation *	4,312	$66,146	0.05%
Ametek Inc	714	$30,059	0.02%
Avis Budget Group *	15,127	$162,161	0.12%
Brinks Company	462	$12,419	0.01%
Carlisle Companies Inc	971	$43,015	0.03%
Ceradyne Inc *	420	$11,248	0.01%
Chart Industries Inc*	4,625	$250,074	0.19%
Corporate Executive Board Co	2,060	$78,486	0.06%
Covanta Holding Corp	26,682	$365,277	0.28%
CSX Corp	12,110	$255,037	0.19%
Cummins Inc	2,103	$185,106	0.14%
Danaher Corp	1,093	$51,415	0.04%
Deluxe Corp	979	$22,282	0.02%
Emerson Electric Co	3,826	$178,253	0.14%
Fedex Corp	3,022	$252,367	0.19%
Fluor Corp	1,096	$55,074	0.04%
Graco Inc	1,181	$48,291	0.04%
HNI Corp	462	$12,058	0.01%
Honeywell International Inc	505	$27,447	0.02%
Iron Mountain Inc	2,541	$78,263	0.06%
Joy Global Inc.	7,441	$557,852	0.43%
Kennametal Inc	3,015	$110,108	0.08%
Lindsay Corp Co	2,378	$130,528	0.10%
Middleby Corp *	94	$8,840	0.01%
Nordson Corp	2,439	$100,438	0.08%
Norfolk Southern Corp	2,724	$198,471	0.15%
Old Dominion Freight Line Inc *	842	$34,126	0.03%
Pall Corp	1,136	$64,922	0.05%
Parker-Hannifin Corp	1,682	$128,253	0.10%
Pentair Inc.	22,968	$764,605	0.59%
Shaw Group Inc *	1,755	$47,210	0.04%
SPX Corp	862	$51,953	0.04%
Steelcase Inc Cl A	24,762	$184,725	0.14%
Stericycle, Inc. *	7,947	$619,230	0.47%
Terex Corp *	4,835	$65,321	0.05%
Timken Co	7,410	$286,841	0.22%
United Rentals Inc *	1,345	$39,745	0.03%
United Technologies Corp	3,491	$255,157	0.19%
URS Corp *	1,178	$41,371	0.03%
Valmont Industries Inc.	329	$29,870	0.02%
Waste Connections Inc	11,607	$384,656	0.29%
Watts Water Technologies Inc Cl A	3,111	$106,427	0.08%
Total Industrials		$6,571,503	5.02%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Information Technology
Acme Packet*	4,001	$123,671	0.09%
Amphenol Corporation Cl A	2,144	$97,316	0.07%
Ariba Inc*	16,095	$451,948	0.35%
Aruba Network Inc*	3,070	$56,856	0.04%
Aspen Technology Inc *	211	$3,661	0.00%
Autodesk Inc *	883	$26,781	0.02%
BMC Software Inc *	1,470	$48,187	0.04%
Broadcom Corp Cl A	9,473	$278,127	0.21%
Cirrus Logic Inc *	2,649	$41,987	0.03%
Commvault Systems Inc*	3,795	$162,122	0.12%
Comtech Telecommunications Corp	10,318	$295,301	0.23%
Cree Inc *	2,565	$56,533	0.04%
Cypress Semiconductor Corp	8,031	$135,644	0.10%
DST Systems Inc	1,766	$80,388	0.06%
Ebay Inc *	380	$11,525	0.01%
Electronic Arts Inc *	8,703	$179,282	0.14%
EMC Corporation *	48,902	$1,053,349	0.82%
Factset Research Systems Inc	336	$29,326	0.02%
Fairchild Semiconductor International*	547	$6,586	0.01%
Gartner, Inc. Cl A *	18,991	$660,317	0.50%
Hittite Microwave Corp *	1,111	$54,861	0.04%
Iac / Interactivecorp	883	$37,616	0.03%
Informatica Corp *	11,672	$431,047	0.33%
International Rectifier Corp *	4,507	$87,526	0.07%
Intersil Corp	673	$7,026	0.01%
IPG Photonics Corp*	8,946	$303,001	0.23%
Kemet Corp *	545	$3,842	0.00%
Lam Research Corp *	3,910	$144,748	0.11%
Littelfuse Inc	1,659	$71,304	0.05%
Microstrategy Inc *	1,166	$126,301	0.10%
MKS Instruments Inc	2,007	$55,835	0.04%
NCR Corp *	28,765	$473,472	0.36%
Netgear Inc*	807	$27,091	0.02%
Oracle Corp	18,613	$477,423	0.36%
Polycom Inc *	7,526	$122,674	0.09%
Progress Software Corp *	1,106	$21,401	0.02%
Red Hat Inc *	7,262	$299,848	0.23%
Salesforce Inc *	1,500	$152,190	0.12%
Skyworks Solutions Inc *	3,134	$50,833	0.04%
Solera Holdings Inc	11,013	$490,519	0.37%
Syntel Inc	689	$32,225	0.02%
Tibco Software Inc *	20,057	$479,563	0.37%
Trimble Navigation Ltd *	170	$7,378	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value

Total Information Technology		$7,756,631	5.92%

Materials
Cabot Corp	4,570	$146,880	0.11%
Celanese Corp Ser A	378	$16,734	0.01%
Compass Minerals International Inc	1,975	$135,979	0.10%
Greif Inc Cl A	1,720	$78,346	0.06%
International Flavors & Fragrances Inc.	9,713	$509,155	0.40%
Kronos Worldwide Inc	1,114	$20,097	0.02%
LSB Industries Inc *	6,324	$177,262	0.14%
OM Group Inc *	3,179	$71,178	0.05%
PPG Industries Inc	1,536	$128,241	0.10%
Rockwood Holdings Inc *	1,136	$44,724	0.03%
RTI International Metals Inc *	2,866	$66,520	0.05%
Total Materials		$1,395,116	1.07%

Telecommunication Services
Leap Wireless International In *	4,415	$41,015	0.03%
MetroPCS Communications Inc *	9,545	$82,851	0.06%
Total Telecommunication Services		$123,866	0.09%

Utilities
AES Corp *	21,399	$253,364	0.19%
AGL Resources Inc	8,482	$358,449	0.28%
Dominion Resources Inc	2,902	$154,038	0.12%
El Paso Electric Co	3,070	$106,345	0.08%
Great Plains Energy Inc	1,487	$32,387	0.02%
ITC Holdings Corp	420	$31,870	0.02%
Nisource Inc	998	$23,762	0.02%
Northeast Utilities	2,767	$99,806	0.08%
Pepco Holdings Inc	5,174	$105,032	0.08%
PNM Resources Inc	13,610	$248,110	0.19%
Teco Energy Inc	8,962	$171,533	0.13%
Unisource Energy Corp	1,416	$52,279	0.04%
WGL Holdings Inc	1,211	$53,550	0.04%
Total Utilities		$1,690,525	1.29%

Total Common Stocks (United States) (cost - $47,580,049)		$47,560,357	36.34%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Common Stocks (Non-United States)
Bermuda
Consumer Discretionary
Orient-Express Hotels	4,120	$30,776	0.02%
Total Consumer Discretionary		$30,776	0.02%

Financials
White Mountains Insurance Group	100	$45,346	0.04%
Total Financials		$45,346	0.04%

Total Bermuda		$76,122	0.06%

Brazil
Utilities
Centrais Eletricas Brasileiras Adr	12,347	$119,889	0.09%
Total Utilities		$119,889	0.09%

Canada
Consumer Discretionary
Tim Hortons Inc.	12,715	$615,660	0.47%
Total Consumer Discretionary		$615,660	0.47%

Consumer Staples
Cott Corp *	8,479	$53,079	0.04%
Total Consumer Staples		$53,079	0.04%

Energy
Baytex Energy Corp	4,503	$251,673	0.19%
Nexen Inc	3,957	$62,956	0.05%
Total Energy		$314,629	0.24%

Financials
Brookfield Asset Management Inc Cl A	8,806	$241,989	0.19%
Sun Life Financial Inc	2,166	$40,114	0.03%
Total Financials		$282,103	0.22%

Materials
Iamgold Corp	3,161	$50,102	0.04%
Methanex	635	$14,491	0.01%
Total Materials		$64,593	0.05%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Telecommunication Services
TELUS Corporation	541	$28,971	0.02%
Total Telecommunication Services		$28,971	0.02%

Total Canada		$1,359,035	1.04%

Cayman Islands
Consumer Staples
Fresh Del Monte Produce Inc	674	$16,857	0.01%
Total Consumer Staples		$16,857	0.01%

Channel Islands
Information Technology
Amdocs Ltd *	1,755	$50,070	0.04%
Total Information Technology		$50,070	0.04%

Great Britain
Energy
BP Amoco Plc Adr	3,616	$154,548	0.12%
Total Energy		$154,548	0.12%

Health Care
Amarin Corporation Plc Adr*	1,021	$7,647	0.01%
GlaxoSmithKline plc Adr	13,948	$636,447	0.48%
Total Health Care		$644,094	0.49%

Materials
BHP Billiton Plc Adr	2,060	$120,283	0.09%
Total Materials		$120,283	0.09%

Total Great Britain		$918,925	0.70%

India
Financials
ICICI Bank Ltd Spon Adr	7,118	$188,129	0.14%
Total Financials		$188,129	0.14%

Ireland
Financials
Willis Group Holdings Plc	3,509	$136,149	0.11%
Xl Group Public Limited Company	2,188	$43,257	0.03%
Total Financials		$179,406	0.14%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Industrials
Cooper Industries Ltd	42	$2,274	0.00%
Ryanair Holdings Plc Adr	420	$11,701	0.01%
Total Industrials		$13,975	0.01%

Information Technology
Accenture plc Cl A	10,007	$532,673	0.41%
Seagate Technology	883	$14,481	0.01%
Total Information Technology		$547,154	0.42%

Total Ireland		$740,535	0.57%

Israel
Information Technology
Check Point Software Technology *	7,355	$386,432	0.29%
Ezchip Semiconductor Ltd*	6,278	$177,856	0.14%
Mellanox Technologies Ltd*	3,261	$105,950	0.08%
Total Information Technology		$670,238	0.51%

Japan
Consumer Discretionary
Ahresty	3,100	$14,858	0.01%
Aisin Seiki	15,000	$427,458	0.33%
Akebono Brake Industry	1,900	$8,193	0.01%
Alpine Electronics	5,500	$59,222	0.05%
Autobacs Seven	300	$13,716	0.01%
Avex	3,700	$47,385	0.04%
Best Denki *	1,500	$3,643	0.00%
Bridgestone	13,400	$303,715	0.23%
Calsonic Kansei	4,000	$22,808	0.02%
Canon Marketing	1,500	$17,535	0.01%
Chiyoda	2,000	$35,537	0.03%
Cyber Agent	55	$178,666	0.14%
Daiei *	100	$361	0.00%
Daihatsu Motor	3,000	$53,539	0.04%
DCM Holdings	3,900	$30,748	0.02%
F-Tech	100	$1,122	0.00%
Fields	19	$29,219	0.02%
Foster Electric	15,400	$219,429	0.17%
Heiwa	1,000	$17,262	0.01%
Hi Lex	300	$4,664	0.00%
Hikari Tsushin	400	$9,960	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
HIS	1,300	$37,114	0.03%
Imasen Electric	400	$4,473	0.00%
Isuzu Motors	4,000	$18,496	0.01%
Japan Wool Textile	4,000	$29,718	0.02%
Kohnan Shoji	600	$9,858	0.01%
Komeri	4,500	$138,875	0.11%
Mars Engineering	400	$6,827	0.01%
Mazda Motor *	30,000	$52,994	0.04%
Megane Top	200	$2,302	0.00%
Musashi Seimitsu	500	$10,807	0.01%
Namco Bandai Holdings	22,300	$317,454	0.24%
NGK Spark Plug	4,000	$49,617	0.04%
Nissan Motor	23,800	$213,919	0.16%
Nitori Holdings	600	$56,267	0.04%
Onward Holdings	1,000	$7,339	0.01%
Panahome	1,000	$6,780	0.01%
Parco	1,500	$11,456	0.01%
Pioneer *	23,800	$106,959	0.08%
Press Kogyo	4,000	$19,275	0.01%
Resorttrust	400	$5,912	0.00%
Right on	100	$756	0.00%
Riken	1,000	$3,754	0.00%
Rinnai	3,800	$271,957	0.21%
S'Tomo Rubber Industries	4,700	$56,407	0.04%
Sangetsu	200	$5,141	0.00%
Sanoh Industrial	1,600	$11,264	0.01%
Sega Sammy Holdings	12,000	$259,202	0.20%
Sharp	47,000	$410,846	0.31%
Showa *	1,300	$7,497	0.01%
Sky Perfect Jsat Holdings	432	$216,309	0.17%
Sumitomo Forestry	100	$883	0.00%
T Rad	1,000	$3,312	0.00%
Take & Give Needs	55	$3,350	0.00%
Tokai Rubber	1,400	$15,511	0.01%
Token Corp	250	$8,469	0.01%
Tokyo Dome *	1,000	$2,455	0.00%
Topre	1,200	$11,799	0.01%
Toridoll	1,900	$17,769	0.01%
TPR	800	$9,373	0.01%
U-Shin	600	$4,832	0.00%
Unipres	800	$22,985	0.02%
Xebio	4,800	$114,155	0.09%
Yamada Denki	7,300	$496,844	0.38%
Yorozu	2,700	$61,652	0.05%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Total Consumer Discretionary		$4,622,004	3.53%

Consumer Staples
ARCS	1,900	$35,068	0.03%
Circle K Sunkus	2,400	$39,745	0.03%
ITO EN	200	$3,439	0.00%
Kato Sangyo	600	$11,581	0.01%
Milbon	100	$3,069	0.00%
Mitsui Sugar	2,000	$6,832	0.01%
Morinaga	3,000	$7,053	0.01%
Nihon Chouzai	10	$349	0.00%
Nippon Beet Sugar Manufacturing	1,000	$1,987	0.00%
Nippon Suisan	6,200	$21,260	0.02%
Sakata Seed	100	$1,434	0.00%
Shiseido	1,800	$33,082	0.02%
Total Consumer Staples		$164,899	0.13%

Energy
Idemitsu Kosan	100	$10,313	0.01%
Inpex Corporation	78	$491,363	0.38%
San-Ai Oil	1,000	$4,247	0.00%
Shinko Plantech	300	$2,424	0.00%
Showa Shell Sekiyu	38,900	$262,230	0.20%
Total Energy		$770,577	0.59%

Financials
Acom *	9,250	$165,560	0.13%
Aeon Credit Service	4,300	$67,915	0.05%
Aeon Mall	300	$6,367	0.00%
Aomori Bank	5,000	$15,262	0.01%
Bank Of Hiroshima	12,000	$55,799	0.04%
Bank Of Okinawa	200	$8,482	0.01%
Century Tokyo Leasing	2,100	$39,687	0.03%
Credit Saison	19,900	$398,827	0.30%
Daito Trust Construction	4,500	$385,764	0.29%
Daiwa Securities Group Inc	23,000	$71,698	0.05%
Fuyo General	300	$10,310	0.01%
Higashi Nippon Bank	2,000	$4,182	0.00%
Hokuhoku	3,000	$5,845	0.00%
Iyo Bank	1,000	$9,871	0.01%
JACCS	19,000	$56,761	0.04%
Kenedix *	260	$33,804	0.03%
Marusan Securities	1,200	$3,678	0.00%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value
Mitsubishi Estate	34,000	$507,858	0.41%
Mitsui Fudosan	30,000	$437,200	0.33%
Nagoya Bank	1,000	$3,195	0.00%
Ogaki Kyoritsu Bank	3,000	$9,780	0.01%
Orix	1,200	$99,130	0.08%
Resona Holdings	9,300	$40,949	0.03%
Sapporo Hokuyo	10,800	$38,717	0.03%
SBI Holdings	961	$70,399	0.05%
Sparx Group *	3	$209	0.00%
Sumitomo Mitsui Financial Group Inc	7,100	$197,719	0.15%
Sumitomo Mitsui Trust	142,000	$416,833	0.32%
Sumitomo Realty	25,000	$437,719	0.33%
Suruga Bank	7,000	$62,645	0.05%
Tochigi Bank	2,000	$7,170	0.01%
Yamagata Bank	1,000	$4,884	0.00%
Yamaguchi Financial	4,000	$38,187	0.03%
Yamanashi Chuo Bank	2,000	$8,131	0.01%
Total Financials		$3,720,537	2.84%

Health Care
Hitachi Medical	2,000	$20,574	0.02%
Jeol	1,000	$2,507	0.00%
Kyorinhd	4,000	$70,399	0.05%
M3	33	$148,734	0.11%
Mitsubishi Tanabe Pharma Corp	3,300	$52,207	0.04%
Mochida Pharmaceutical	1,000	$11,222	0.01%
Nichii Gakkan	100	$1,220	0.00%
Ship Healthcare Holdings	4,100	$89,573	0.07%
Total Health Care		$396,436	0.30%

Industrials
Aeon Delight	1,500	$30,335	0.02%
Aica Kogyo	1,100	$14,873	0.01%
Aida Engineering	5,300	$24,369	0.02%
Asahi Diamond Industry	100	$1,208	0.00%
Central Japan Railway	15	$126,640	0.10%
Chiyoda Integre	100	$1,200	0.00%
CKD	7,200	$49,471	0.04%
Daifuku	4,500	$23,146	0.02%
Daiseki	1,100	$17,902	0.01%
Denyo	700	$9,319	0.01%
Fanuc	2,500	$382,517	0.29%
Fuji Electric	38,000	$104,143	0.08%
Futaba	4,200	$66,991	0.05%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value
Glory	700	$15,066	0.01%
Hankyu Hanshin Holding	2,000	$8,417	0.01%
Hino Motors	9,000	$54,592	0.04%
Hisaka Works	5,000	$54,942	0.04%
Hitachi Cable *	1,000	$2,117	0.00%
Hitachi Transport System	1,600	$27,474	0.02%
Inaba Denkisangyo	600	$16,818	0.01%
Iwatani Corp	12,000	$39,901	0.03%
Japan Foundation Engineering	600	$1,824	0.00%
JGC	12,000	$288,037	0.22%
Kajima	112,000	$343,317	0.26%
Komaihaltec	1,000	$2,338	0.00%
Kubota	2,000	$16,755	0.01%
Kyosan Elec Manufacturing	3,000	$12,664	0.01%
Maeda	6,000	$21,977	0.02%
Meisei Industrial	3,000	$7,793	0.01%
Mitsubishi Electric	15,000	$143,785	0.11%
Mitsubishi Heavy	29,000	$123,549	0.09%
Mitsubishi Kakoki	3,000	$5,105	0.00%
Mitsubishi Logistics	9,000	$99,948	0.08%
Mitsui-Soko	2,000	$7,533	0.01%
Nabtesco	18,300	$333,484	0.25%
Nagase	600	$6,539	0.00%
Nec Networks	2,700	$39,383	0.03%
Nichias	2,000	$11,066	0.01%
Nidec	3,700	$321,509	0.25%
Nihon M&A Center	3	$15,645	0.01%
Nippon Carbon	20,000	$56,111	0.04%
Nippon Steel Trading	2,000	$5,377	0.00%
Nisshinbo Holdings	7,000	$63,099	0.05%
Nitta	1,200	$22,538	0.02%
Nitto Boseki	40,000	$139,239	0.11%
NS United Kaiun Kaisha	2,000	$3,013	0.00%
Obara Group Inc	100	$1,130	0.00%
Okamura	3,000	$20,496	0.02%
RYOBI	12,000	$43,954	0.03%
Sanyo Denki	6,000	$30,783	0.02%
Sato Holdings	500	$6,209	0.00%
Seino Holdings	1,000	$7,754	0.01%
Sinfonia Technology	5,000	$10,196	0.01%
Sintokogio	100	$881	0.00%
Sodick	14,100	$69,044	0.05%
Sojitz	140,000	$216,392	0.17%
Tadano	18,000	$113,625	0.09%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value
Taikisha	6,400	$136,911	0.10%
Taisei	76,000	$192,493	0.15%
Takeuchi Manufacturing *	300	$1,831	0.00%
Takuma *	26,000	$106,715	0.08%
Tokyu	5,000	$24,614	0.02%
Toshiba Machine	27,000	$136,070	0.10%
Toto	64,000	$493,778	0.40%
Toyo Engineering	7,000	$25,094	0.02%
Toyo Tanso	4,800	$197,636	0.15%
Trusco Nakayama	500	$9,118	0.01%
Tsubakimoto Chain	7,000	$36,096	0.03%
Weathernews	800	$22,050	0.02%
West Japan Railway	300	$13,034	0.01%
Yamazen	100	$733	0.00%
Yuken Kogyo	3,000	$6,118	0.00%
Total Industrials		$5,085,824	3.89%

Information Technology
Arisawa Manufacturing	2,000	$7,430	0.01%
Canon Inc ADR	462	$20,346	0.02%
Capcom	18,000	$425,042	0.31%
CMK *	8,200	$26,094	0.02%
Dainpn Screen Manufacturing	15,000	$126,445	0.10%
DTS Corporation	100	$1,162	0.00%
Espec	300	$1,808	0.00%
Geomatec	200	$2,522	0.00%
GMO	3,700	$14,129	0.01%
GMO Payment Gateway	2	$8,170	0.01%
Hamamatsu Photonics	7,200	$251,846	0.19%
Hitachi	37,000	$194,155	0.15%
Hitachi High-Technologies	11,300	$245,110	0.19%
Hitachi Kokusai Electric	1,000	$8,118	0.01%
Hitachi Ltd Adr	2,250	$117,315	0.09%
Hokuriku Electric Industries	3,000	$4,286	0.00%
Horiba	900	$27,120	0.02%
IMJ *	7	$1,549	0.00%
Internet Initiative	11	$39,434	0.03%
Itochu Techno-Solutions	2,200	$98,727	0.08%
Japan Aviation Electric	1,000	$6,910	0.01%
Japan Radio	3,000	$6,819	0.01%
Kakaku.Com	6,300	$230,921	0.18%
Keyence	1,400	$337,498	0.26%
Koa	400	$3,528	0.00%
Konami	5,400	$161,670	0.12%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value
Konica Minolta Holdings	1,500	$11,183	0.01%
Macromill	700	$7,101	0.01%
Maruwa Co Ltd	900	$41,440	0.03%
Mitsui High-Tec	1,200	$5,097	0.00%
Murata Manufacturing	6,800	$349,318	0.27%
Net One Systems	36	$98,148	0.08%
Nichicon	2,000	$20,132	0.02%
Nihon Dempa Kogyo	1,300	$15,534	0.01%
NRI	2,100	$47,461	0.04%
NS Solutions	5,400	$107,593	0.08%
Nuflare Technology	41	$143,945	0.11%
Origin Electric	2,000	$5,923	0.00%
Osaki Electric	4,000	$38,239	0.03%
Otsuka Shokai	800	$55,072	0.04%
Panasonic Electric Works SUNX	1,800	$8,791	0.01%
Riso Kagaku	2,300	$32,891	0.03%
Shinkawa	6,200	$28,347	0.02%
SMK	2,000	$6,468	0.00%
So-Net Entertainment	11	$40,019	0.03%
Square Enix Holdings Co Ltd	2,300	$45,140	0.03%
Star Micronics	1,700	$15,390	0.01%
Sumida Corp	1,900	$12,635	0.01%
Tamura	10,000	$23,899	0.02%
TDK	8,300	$367,619	0.28%
Tokyo Seimitsu	4,100	$78,123	0.06%
Towa	300	$1,609	0.00%
Trans Cosmos	100	$1,198	0.00%
Wacom	1	$1,524	0.00%
Wellnet	15	$13,093	0.01%
Y.A.C	600	$4,754	0.00%
Yokogawa Electric *	19,100	$172,419	0.13%
Total Information Technology		$4,168,259	3.19%

Materials
Adeka	800	$7,856	0.01%
Dainichiseika	3,000	$13,015	0.01%
Daio Paper	1,000	$6,975	0.01%
Godo Steel	36,000	$89,310	0.07%
Hitachi Metals	13,000	$141,330	0.11%
Hodogaya Chemical	2,000	$6,287	0.00%
Hokuetsu Kishu Paper	500	$3,358	0.00%
JSR	8,200	$151,240	0.12%
Kyoei Steel	7,000	$129,926	0.10%
Maruichi Steel	500	$11,151	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value
Mitsubishi Chemical Holdings	35,000	$192,752	0.15%
Mitsubishi Steel Manufacturing	7,000	$17,639	0.01%
Mitsui Chemicals	15,000	$45,785	0.03%
Neturen	1,500	$11,242	0.01%
Nihon Parkerizing	2,000	$24,003	0.02%
Nippon Carbide Industries	15,000	$21,821	0.02%
Nippon Chemical Industrial	4,000	$6,650	0.01%
Nippon Chutetsukan	1,000	$1,961	0.00%
Nippon Kasei Chemical	1,000	$1,715	0.00%
Nippon Soda	1,000	$4,533	0.00%
Nittetsu Mining	1,000	$3,962	0.00%
NOF	5,000	$25,523	0.02%
OJI Paper Jpy Ord	1,000	$5,131	0.00%
Okura Industrial	4,000	$12,313	0.01%
Osaka Steel	200	$3,829	0.00%
Rengo	2,000	$13,950	0.01%
Sakai Chemical Industry	4,000	$14,807	0.01%
Sakata Inx	2,000	$9,014	0.01%
Sekisui Plastics	3,000	$11,495	0.01%
Shin-Etsu Polymer	1,100	$4,615	0.00%
Sumitomo Osaka Cement	147,000	$400,961	0.31%
Sumitomo Seika Chemicals	4,000	$16,833	0.01%
Taiheiyo Cement	12,000	$22,912	0.02%
Tokai Carbon	15,000	$81,439	0.06%
Tokyo Ohka Kogyo	200	$3,977	0.00%
Topy Industries	18,000	$44,188	0.03%
Tosoh Corp	149,000	$398,675	0.31%
Toyo Kohan Co	4,000	$13,820	0.01%
UBE Industries	39,000	$106,884	0.08%
Yodogawa Steel	7,000	$30,368	0.02%
Total Materials		$2,113,245	1.61%

Telecommunication Services
Kddi	78	$501,494	0.38%
Nippon Telegraph & Telephone Adr	2,398	$60,741	0.05%
Total Telecommunication Services		$562,235	0.43%

Utilities
Kansai Electric Power	1,200	$18,408	0.01%
Tohoku Electric Power	52,800	$506,809	0.39%
Total Utilities		$525,217	0.40%

Total Japan		$22,129,233	16.91%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Mexico
Consumer Discretionary
Desarrolladora Homex SAB De CV*	2,817	$47,523	0.04%
Total Consumer Discretionary		$47,523	0.04%

Consumer Staples
Coca Cola Femsa SAB de CV Adr	241	$22,946	0.02%
Total Consumer Staples		$22,946	0.02%

Telecommunication Services
America Movil SAB De CV	536	$12,114	0.01%
Total Telecommunication Services		$12,114	0.01%

Total Mexico		$82,583	0.07%

Panama
Industrials
Copa Holdings SA	4,518	$265,071	0.20%
Total Industrials		$265,071	0.20%

People's Republic Of China
Information Technology
Sina Corp*	6,106	$317,512	0.24%
Total Information Technology		$317,512	0.24%

Telecommunication Services
China Telecom Corp Ltd	5,092	$290,906	0.22%
Total Telecommunication Services		$290,906	0.22%

Total People's Republic Of China		$608,418	0.46%

Peru
Materials
Compania De Minas Buenaventura Adr	3,128	$119,928	0.09%
Total Materials		$119,928	0.09%

Russia
Telecommunication Services
Mobile Telesystems Adr	8,433	$123,796	0.09%
Total Telecommunication Services		$123,796	0.09%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value
South Africa
Energy
Sasol Ltd Adr	563	$26,686	0.02%
Total Energy		$26,686	0.02%

Materials
Harmony Gold Mining Co Ltd Adr	9,587	$111,593	0.09%
Total Materials		$111,593	0.09%

Total South Africa		$138,279	0.11%

South Korea
Financials
KB Financial Group Adr	4,124	$129,246	0.10%
Total Financials		$129,246	0.10%

Telecommunication Services
SK Telecom	10,470	$142,497	0.11%
Total Telecommunication Services		$142,497	0.11%

Total South Korea		$271,743	0.21%

Sweden
Information Technology
Ericsson L M Telephone Company Adr	1,777	$18,001	0.01%
Total Information Technology		$18,001	0.01%

Switzerland
Energy
Transocean Ltd	4,499	$172,717	0.13%
Weatherford International Ltd *	3,826	$56,013	0.04%
Total Energy		$228,730	0.17%

Financials
Ace Limited	6,842	$479,761	0.37%
Total Financials		$479,761	0.37%

Total Switzerland		$708,491	0.54%

Taiwan, Republic Of China
Information Technology
Taiwan Semiconductor Manufactur Adr	3,109	$40,137	0.03%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares	Value ($)	% of Net Asset Value

Total Information Technology		$40,137	0.03%

Telecommunication Services
Chunghwa Telecom Co Ltd America	3,742	$124,534	0.11%
Total Telecommunication Services		$124,534	0.11%

Total Taiwan, Republic Of China		$164,671	0.14%

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri Adr	3,599	$42,322	0.03%
Total Telecommunication Services		$42,322	0.03%

Total Common Stocks (Non-United States) (cost - $28,759,451)		$28,812,336	22.02%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

United States Government Securities**

Maturity Face Value	Maturity Date	Description	Value ($)	% of Net Asset Value
$5,750,000	02/02/2012	U.S. Treasury Bills
(cost, including accrued interest, - $5,750,000)			$5,750,000	4.39%

Total investment securities (cost - $82,089,500)			$82,122,693	62.75%

FUTURES CONTRACTS PURCHASED
Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agricultural
	KC Hard Red Winter Wheat	Mar-12	KCBT	10	$18,339	0.01%
	Soybean Oil	Mar-12	CBOT	21	$19,656	0.02%
	Lean Hogs	Feb-12	CME	23	$(13,810)	(0.01)%
Total Agricultural					$24,185	0.02%

Energy
	NY Gasoline RBOB	Jan-12	NYMEX	19	$(445)	0.00%
	London Brent Crude	Jan-12	IPE	37	$(8,590)	(0.01)%
	London Gas Oil	Feb-12	IPE	49	$21,550	0.02%
	Crude Oil	Jan-12	NYMEX	56	$(12,620)	(0.01)%
Total Energy					$(105)	0.00%

Long-term interest rates
	Euro-Bund	Mar-12	EUREX	50	$112,975	0.09%
	Long Gilt	Mar-12	LIFFE	78	$99,152	0.08%
	US Bond	Mar-12	CBOT	83	$134,219	0.10%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

10 Year Japanese Government Bond	Mar-12	TSE	86	$258,215	0.20%
Canadian 10-Year Government Bond	Mar-12	MSE	131	$214,856	0.16%
Australian 10 Year 6% Bond	Mar-12	SFE	167	$202,834	0.15%
10 Year U.S. Treasury Notes	Mar-12	CBOT	197	$291,219	0.22%
Euro-BOBL	Mar-12	EUREX	204	$327,834	0.25%
5 Year U.S. Treasury Notes	Mar-12	CBOT	346	$203,039	0.16%
Australian 3 Year 6% Treasury Bond	Mar-12	SFE	456	$(49,889)	(0.04)%
Total Long-term interest rates				$1,794,454	1.37%

Metals
Synthetic Nickel	Mar-12	LME	13	$22,413	0.02%
Synthetic Copper	Mar-12	LME	17	$27,877	0.02%
Synthetic Zinc	Mar-12	LME	19	$(28,572)	(0.02)%
Synthetic Aluminum	Mar-12	LME	29	$10,797	0.00%
Total Metals				$32,515	0.02%

Short-term interest rates
Australian Bank Bills	Mar-12	SFE	181	$(117,049)	(0.09)%
Short Sterling	Dec-12	LIFFE	366	$(35,982)	(0.03)%
Euribor	Mar-13	LIFFE	406	$48,221	0.04%
Euro-Schatz	Mar-12	EUREX	1,682	$307,847	0.24%
Total Short-term interest rates				$203,037	0.16%

Stock indices
German Stock Index	Mar-12	EUREX	2	$5,985	0.00%
NASDAQ 100 E-MINI Index	Mar-12	CME	26	$6,090	0.00%
Amsterdam Exchange Index Future	Jan-12	AEX	63	$193,429	0.16%
Mini SP 500 Index	Mar-12	CME	72	$(9,428)	(0.01)%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	FT-SE Index	Mar-12	LIFFE	87	$115,871	0.09%
Total Stock indices					$311,947	0.24%

Net unrealized gain on futures contracts purchased					$2,366,033	1.81%

FUTURES CONTRACTS SOLD
Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agricultural
	Corn	Mar-12	CBOT	181	$(393,563)	(0.30)%
	Wheat	Mar-12	CBOT	110	$(211,413)	(0.16)%
	Soybeans	Mar-12	CBOT	89	$(260,500)	(0.20)%
	Soybean Meal	Mar-12	CBOT	26	$(62,000)	(0.05)%
	Live Cattle	Feb-12	CME	33	$(17,550)	(0.01)%
	Sugar #11	Feb-12	NYCSCE	99	$12,858	0.01%
	Cotton	Mar-12	NYCE	88	$(163,815)	(0.13)%
	Coffee	Mar-12	NYCSCE	61	$111,506	0.09%
Total Agricultural					$(984,477)	(0.75)%

Energy
	Natural Gas	Jan-12	NYMEX	222	$333,310	0.26%
	Heating Oil	Jan-12	NYMEX	2	$752	0.00%
Total Energy					$334,062	0.26%

Metals
	Synthetic Zinc	Mar-12	LME	165	$363,581	0.28%
	Synthetic Aluminum	Mar-12	LME	121	$106,540	0.08%
	Synthetic Copper	Mar-12	LME	36	$107,448	0.08%
	Synthetic Nickel	Mar-12	LME	33	$(89,418)	(0.07)%
	Gold	Feb-12	NYMEX	26	$43,080	0.03%
	Silver	Mar-12	NYMEX	20	$98,700	0.08%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Total Metals				$629,931	0.48%

Short-term interest rates
Eurodollar	Sep-13	CME	417	$(42,950)	(0.03)%
Canadian Bank Bill	Jun-12	ME	98	$30,694	0.02%
Total Short-term interest rates				$(12,256)	(0.01)%

Stock indices
SIMEX MSCI Taiwan Index	Jan-12	SGX	147	$750	0.00%
Nikkei 225 Index	Mar-12	OSE	47	$30,394	0.02%
Hang Seng Index	Jan-12	HKFE	34	$28,051	0.02%
SPI200 Index	Mar-12	SFE	23	$40,615	0.04%
S&P Canada 60 Index Futures	Mar-12	ME	12	$(12,604)	(0.01)%

Total Stock indices	$87,206	0.07%

Net unrealized gain on futures contracts sold	$54,466	0.05%

Net unrealized gain on futures contracts	$2,420,499	1.86%

LONG FORWARD CURRENCY CONTRACTS
Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	03/21/2012	16,728,914	Australian Dollar	$11,987	0.01%
RBS	03/21/2012	18,899,635	British Pound	$(189,296)	(0.14)%
RBS	03/21/2012	11,692,932	Canadian Dollar	$60,889	0.05%
RBS	03/21/2012	18,570,708	Euro	$(450,705)	(0.36)%
RBS	03/21/2012	5,221,217,817	Japanese Yen	$731,747	0.56%
RBS	03/21/2012	96,165,174	Mexican Peso	$(122,900)	(0.09)%
RBS	03/21/2012	17,163,305	New Zealand Dollar	$144,149	0.11%
RBS	03/21/2012	21,093,119	Norwegian Krone	$(114,278)	(0.09)%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

RBS	03/21/2012	16,642,304	Singapore Dollar	$(16,702)	(0.01)%
RBS	03/22/2012	36,408,821	South African Rand	$57,354	0.04%
RBS	03/21/2012	14,152,209	Swedish Krona	$(28,721)	(0.02)%
RBS	03/21/2012	18,605,203	Swiss Franc	$(68,973)	(0.05)%
Net unrealized gain on long forward currency contracts				$14,551	0.01%

SHORT FORWARD CURRENCY CONTRACTS
Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	03/21/2012	7,313,365	Australian Dollar	$(110,445)	(0.08)%
RBS	03/21/2012	20,080,117	British Pound	$171,639	0.13%
RBS	03/21/2012	14,119,039	Canadian Dollar	$25,724	0.02%
RBS	03/21/2012	52,203,067	Euro	$1,970,920	1.51%
RBS	03/21/2012	2,452,892,427	Japanese Yen	$(351,113)	(0.27)%
RBS	03/21/2012	137,731,256	Mexican Peso	$305,170	0.23%
RBS	03/21/2012	8,905,249	New Zealand Dollar	$(107,945)	(0.08)%
RBS	03/21/2012	46,918,284	Norwegian Krone	$100,081	0.08%
RBS	03/21/2012	31,502,651	Singapore Dollar	$207,992	0.16%
RBS	03/22/2012	62,861,266	South African Rand	$(32,577)	(0.02)%
RBS	03/21/2012	31,925,875	Swedish Krona	$18,126	0.01%
RBS	03/21/2012	45,436,974	Swiss Franc	$818,560	0.62%
Net unrealized gain on short forward currency contracts				$3,016,132	2.31%

Net unrealized gain on forward currency contracts				$3,030,683	2.32%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

INVESTMENT SECURITIES SOLD SHORT

	Shares	Value ($)	% of Net Asset Value
Common Stocks (United States)
Consumer Discretionary
Aaron Inc	661	$17,635	0.01%
American Eagle Outfitters Inc.	55,254	$844,834	0.65%
American Greetings Corp Cl A	7,913	$98,992	0.08%
Apollo Group Inc. Cl A ***	15,678	$844,574	0.65%
Bally Technologies Inc ***	318	$12,580	0.01%
Best Buy Inc	2,229	$52,092	0.04%
Cablevision Systems Corp	5,088	$72,351	0.06%
Capella Education Co ***	8,969	$323,332	0.25%
Career Education Corp ***	420	$3,347	0.00%
Carmax Inc ***	9,150	$278,892	0.21%
CEC Entertainment Inc	124	$4,272	0.00%
Cheesecake Factory Inc ***	13,633	$400,129	0.31%
Chicos FAS Inc	2,439	$27,170	0.02%
Children's Place Retail Stores ***	2,146	$113,996	0.09%
Collective Brands Inc ***	6,073	$87,269	0.07%
Cooper Tire & Rubber Co	3,642	$51,024	0.04%
Cracker Barrel Old Country Store Inc.	12,652	$637,787	0.49%
D.R. Horton Inc	17,204	$216,942	0.17%
Devry Inc	402	$15,461	0.01%
Dineequity Inc	132	$5,572	0.00%
Dish Network Corp Cl A	9,029	$257,146	0.20%
Expedia Inc.	17,935	$520,474	0.40%
Fuel Systems Solutions Inc ***	1,181	$19,475	0.01%
G-III Apparel Group Ltd ***	1,850	$46,084	0.04%
Genesco Inc ***	1,724	$106,440	0.08%
Group 1 Automotive Inc	4,675	$242,165	0.19%
Guess Inc	4,769	$142,212	0.11%
Harley Davidson Inc	1,380	$53,641	0.04%
Home Depot Inc	4,541	$190,904	0.15%
Jarden Corp	2,775	$82,917	0.06%
Jones Group Inc	5,635	$59,449	0.05%
La Z Boy Inc	8,114	$96,557	0.07%
Lennar Corp Cl A	8,028	$157,750	0.12%
Liberty Global Inc Cl-A ***	2,877	$118,043	0.09%
Liberty Media Corp C Interactive A***	2,745	$44,510	0.03%
Lifetime Fitness***	9,982	$466,659	0.36%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Limited Brands Inc	3,784	$152,684	0.12%
Lowes Companies Inc	16,706	$423,998	0.32%
Macys Inc	1,976	$63,588	0.05%
Madden Steven Ltd ***	1,619	$55,856	0.04%
Maidenform Brands Inc ***	211	$3,861	0.00%
Meritage Homes Corp ***	13,034	$302,258	0.23%
Mohawk Industries Inc ***	7,288	$436,187	0.33%
Monro Muffler Brake Inc	1,253	$48,604	0.04%
Nike Inc Cl B	2,872	$276,775	0.21%
Penske Automotive Group Inc	2,477	$47,682	0.04%
Pep Boys-Manny Moe & Jack	2,565	$28,215	0.02%
Petsmart Inc	4,555	$233,626	0.18%
Phillips Van Heusen Corp	588	$41,448	0.03%
Pier 1 Imports Inc ***	4,656	$64,858	0.05%
Pinnacle Entertainment***	8,875	$90,170	0.07%
Radioshack Corp	2,481	$24,091	0.02%
Scholastic Corp	5,469	$163,906	0.13%
Scientific Games Corp Cl A ***	5,487	$53,224	0.04%
Select Comfort Corp ***	1,983	$43,011	0.03%
Service Corp International	4,120	$43,878	0.03%
Skechers U S A Inc Cl A ***	505	$6,121	0.00%
Staples Inc	3,906	$54,254	0.04%
Tenneco Inc ***	2,859	$85,141	0.07%
Texas Roadhouse Inc	7,601	$113,255	0.09%
Thor Industries Inc	1,244	$34,123	0.03%
Time Warner Inc	3,763	$135,995	0.10%
Toll Brothers Inc ***	5,656	$115,496	0.09%
True Religion Apparel Inc ***	598	$20,679	0.02%
Urban Outfitters Inc ***	8,294	$228,583	0.17%
Walt Disney Company (Holding Company)	11,935	$447,563	0.34%
Warnaco Group Inc ***	1,404	$70,256	0.05%
Whirlpool Corp	2,060	$97,747	0.07%
WMS Industries Inc ***	8,516	$174,748	0.13%
Wyndham Worldwide Corporation	22,327	$844,630	0.63%
Yum Brands Inc	1,923	$113,476	0.09%
Total Consumer Discretionary		$11,852,664	9.06%

Consumer Staples
Altria Group Inc	3,229	$95,740	0.07%
Andersons Inc	1,139	$49,729	0.04%
B & G Foods Inc Class A	1,249	$30,063	0.02%
Molson Coors Brewing	19,318	$841,106	0.65%
Sysco Corp	6,231	$182,755	0.14%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value

Total Consumer Staples		$1,199,393	0.92%

Energy
Arch Coal Inc	1,659	$24,072	0.02%
Berry Petroleum Company Cl A	1,429	$60,047	0.05%
Bristow Group Inc	226	$10,710	0.01%
Cabot Oil & Gas Corp	1,852	$140,567	0.11%
Diamond Offshore Drilling Inc	1,102	$60,897	0.05%
EOG Resources Inc	1,472	$145,007	0.11%
FMC Technologies, Inc. ***	10,260	$535,880	0.41%
Forest Oil Corp ***	2,817	$38,170	0.03%
Gulfmark Offshore Inc ***	380	$15,964	0.01%
Key Energy Services Inc ***	1,413	$21,859	0.02%
Lufkin Industries Inc	1,009	$67,916	0.05%
Mcdermott International Inc ***	5,699	$65,595	0.05%
Mcmoran Exploration Co ***	4,612	$67,105	0.05%
Newpark Resources Inc ***	3,616	$34,352	0.03%
Petroleum Development Corp ***	11,408	$400,535	0.31%
Pioneer Drilling Co ***	5,201	$50,346	0.04%
Spectra Energy Corp.	27,233	$837,415	0.63%
Stone Energy Corp ***	2,218	$58,511	0.04%
Tesoro Corp	190	$4,438	0.00%
Tetra Technologies Inc ***	20,221	$188,864	0.14%
Total Energy		$2,828,250	2.16%

Financials
Ameriprise Financial Inc	4,078	$202,432	0.15%
Arthur J. Gallagher & Co.	20,486	$685,052	0.53%
Assurant Inc	2,192	$90,004	0.07%
Astoria Finl Corp	2,486	$21,106	0.02%
Bank New York Mellon Corp	463	$9,218	0.01%
BlackRock Inc.	3,115	$555,218	0.42%
Evercore Partners Inc-Cl A	1,766	$47,011	0.04%
Fifth Third Bancorp	11,266	$143,304	0.11%
First Horizon National Corp	3,557	$28,456	0.02%
First Midwest Bancorp Inc	648	$6,564	0.01%
Forest City Enterprises Inc Cl A	14,506	$171,461	0.13%
Investment Technology Group I ***	2,960	$31,998	0.02%
JP Morgan Chase & Co	3,912	$130,074	0.10%
KeyCorp Ny	9,638	$74,116	0.06%
Knight Capital Group Inc ***	9,810	$115,954	0.09%
Morgan Stanley	5,887	$89,070	0.07%
Old Republic International Corp	1,345	$12,468	0.01%
PNC Financial Services Group	2,575	$148,500	0.11%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Price T Rowe Group Inc	2,943	$167,604	0.13%
Privatebancorp Inc	5,298	$58,172	0.04%
Protective Life Corp	1,512	$34,111	0.03%
Raymond James Financial Inc	1,817	$56,254	0.04%
Schwab Charles Corp	6,572	$74,001	0.06%
SEI Investments Company	7,382	$128,078	0.10%
Stancorp Financial Group Inc	4,771	$175,334	0.13%
Stifel Financial Corp ***	1,219	$39,069	0.03%
Susquehanna Bancshares Inc Pa	5,214	$43,693	0.03%
TCF Financial Corp	8,494	$87,658	0.07%
TFS Financial Group	673	$6,030	0.00%
Washington Federal Inc	1,387	$19,404	0.01%
Zions Bancorporation	6,013	$97,892	0.07%
Total Financials		$3,549,306	2.71%

Health Care
Amedisys Inc ***	2,241	$24,449	0.02%
Ariad Pharmaceuticals Inc ***	3,111	$38,110	0.03%
Auxilium Pharmaceuticals Inc. ***	26,796	$534,044	0.41%
Brookdale Senior Living Inc	4,373	$76,046	0.06%
Cyberonics Inc ***	13,953	$467,426	0.36%
Dexcom Inc ***	10,433	$97,131	0.07%
Health Net Inc ***	3,671	$111,672	0.09%
Hologic Inc ***	2,373	$41,551	0.03%
Hospira Inc ***	3,448	$104,716	0.08%
Jazz Pharmaceuticals Inc ***	1,011	$39,055	0.03%
Medicines Co ***	6,723	$125,317	0.10%
Medicis Pharmaceutical Corp Cl A	3,333	$110,822	0.08%
Mednax Inc ***	294	$21,171	0.02%
Medtronic Inc.	20,469	$782,939	0.59%
Merck & Company	7,821	$294,852	0.23%
Momenta Pharmaceuticals***	2,989	$51,979	0.04%
Mylan Inc. ***	33,849	$726,400	0.56%
Nuvasive***	559	$7,038	0.01%
Omnicare Inc	11,167	$384,703	0.29%
ONYX Pharmaceuticals Inc ***	3,434	$150,924	0.12%
Perkinelmer Inc	2,481	$49,620	0.04%
Pharmaceutical Companies Inc ***	7,674	$251,170	0.19%
Salix Pharmaceuticals, Ltd.***	10,961	$524,484	0.40%
St Jude Medical Inc	2,565	$87,980	0.07%
Theravance***	1,236	$27,316	0.02%
United Therapeutics Corporation ***	18,072	$853,902	0.63%
Varian Medical Systems Inc ***	7,369	$494,681	0.38%
VCA Antech Inc ***	8,301	$163,945	0.13%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Wright Medical Group Inc ***	4,748	$78,342	0.06%
Zoll Medical Corp ***	4,829	$305,096	0.23%
Total Health Care		$7,026,881	5.37%

Industrials
A.O.Smith Corp	2,718	$109,046	0.08%
ABM Industries Inc	2,943	$60,685	0.05%
Aecom Technology Corp***	1,995	$41,037	0.03%
Aircastle Ltd	378	$4,808	0.00%
Alaska Air Group Inc ***	336	$25,230	0.02%
Avery Dennison Corp	13,538	$388,270	0.30%
Boeing	3,771	$276,603	0.21%
Briggs & Stratton Corp	2,186	$33,861	0.03%
Cintas Corp	1,011	$35,193	0.03%
Copart Inc ***	2,087	$99,946	0.08%
Curtiss Wright Corp	9,282	$327,933	0.25%
Dover Corp	1,812	$105,187	0.08%
Dun & Bradstreet Corp.	8,914	$667,035	0.51%
Emcor Group Inc	7,780	$208,582	0.16%
Enersys ***	3,568	$92,661	0.07%
Enpro Industries Inc ***	1,934	$63,783	0.05%
Equifax Inc	976	$37,810	0.03%
Esterline Technologies Corp ***	570	$31,903	0.02%
Flowserve Corp	1,547	$153,648	0.12%
GATX Corp	997	$43,529	0.03%
General Cable Corp***	1,850	$46,269	0.04%
General Electric Company	42,751	$765,670	0.59%
Genesee & Wyoming Inc Cl A ***	2,301	$139,395	0.11%
Geoeye Inc ***	1,364	$30,308	0.02%
Graftech International Ltd***	5,447	$74,352	0.06%
Granite Construction Inc	3,638	$86,293	0.07%
Greenbrier Companies Inc	2,827	$68,640	0.05%
Harsco Corp	3,364	$69,231	0.05%
Herman Miller Inc	9,485	$174,998	0.13%
Hubbell Inc Cl B	3,554	$237,620	0.18%
IDEX Corp	715	$26,534	0.02%
II VI Incorporated ***	3,043	$55,869	0.04%
Kaydon Corp	2,060	$62,830	0.05%
KBR Inc	3,531	$98,409	0.08%
Korn / Ferry International ***	2,632	$44,902	0.03%
Manitowoc Inc	6,782	$62,327	0.05%
Manpower Inc Wis	5,004	$178,893	0.14%
Navistar International Corp ***	3,532	$133,792	0.10%
Oshkosh Corp	3,929	$84,002	0.06%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Raytheon Company	17,240	$834,071	0.63%
Robert Half International Inc	6,979	$198,622	0.15%
Simpson Manufacturing Inc	2,271	$76,442	0.06%
Spirit Aerosystems Holdings Inc Cl A ***	23,945	$497,577	0.38%
Stanley Black & Decker Inc	2,190	$148,044	0.11%
Tetra Tech Inc ***	127	$2,742	0.00%
Thomas & Betts Corp***	4,644	$253,562	0.19%
Toro Co	7,042	$427,168	0.33%
Trinity Industries Inc	2,536	$76,232	0.06%
Tutor Perini Corp ***	1,219	$15,042	0.01%
Union Pacific Corp	3,574	$378,630	0.29%
United Stationers Inc	465	$15,140	0.01%
UTi Worldwide Inc	5,886	$78,225	0.06%
Wesco International Inc ***	2,608	$138,250	0.11%
Woodward Inc	574	$23,494	0.02%
Total Industrials		$8,410,325	6.43%

Information Technology
Activision Blizzard Inc	3,826	$47,136	0.04%
Acxiom Corp	2,604	$31,795	0.02%
Adobe Systems Inc ***	4,475	$126,508	0.10%
Adtran Inc	3,406	$102,725	0.08%
Advanced Energy Industries Inc ***	30,146	$323,467	0.25%
Altera Corp	509	$18,884	0.01%
Anixter International Inc ***	3,549	$211,662	0.16%
Arrow Electrs Inc ***	2,480	$92,777	0.07%
Avnet Inc ***	9,082	$282,359	0.22%
Benchmark Electronics Inc ***	3,700	$49,839	0.04%
Brightpoint Inc ***	5,634	$60,622	0.05%
Cabot Microelectronics Corp ***	3,158	$149,216	0.11%
Cavium Inc ***	2,103	$59,788	0.05%
Coherent Inc ***	42	$2,195	0.00%
Concur Technologies Inc ***	1,071	$54,396	0.04%
Convergys Corp ***	10,903	$139,231	0.11%
Corning Inc	3,448	$44,755	0.03%
Cymer Inc ***	9,060	$450,826	0.34%
Diebold Inc	5,030	$151,252	0.12%
Diodes Inc ***	794	$16,912	0.01%
Earthlink Inc	9,069	$58,404	0.04%
Fidelity National Information	6,208	$165,071	0.13%
Finisar Corp ***	3,874	$64,870	0.05%
Intel Corp	17,407	$422,120	0.32%
Itron Inc ***	1,581	$56,552	0.04%
Ixia ***	2,135	$22,439	0.02%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
J2 Global Communicatons Inc	2,902	$81,662	0.06%
Jabil Circuit Inc	14,687	$288,746	0.22%
JDA Software Group Inc ***	347	$11,239	0.01%
Liveperson Inc ***	1,694	$21,260	0.02%
Mentor Graphics Corp ***	12,924	$175,249	0.13%
Monolithic Power***	29,188	$439,863	0.34%
Netscout Systems Inc ***	3,221	$56,690	0.04%
Nvidia Corp ***	989	$13,708	0.01%
ON Semiconductor Corp / Semic ***	6,532	$50,427	0.04%
Parametric Technology Corp ***	2,060	$37,616	0.03%
Paychex Inc	9,167	$276,018	0.21%
Plantronics Inc	613	$21,847	0.02%
Qlogic Corp ***	16,415	$246,225	0.19%
Riverbed Technologies Inc***	1,387	$32,595	0.02%
Rofin Sinar Technologies Inc ***	938	$21,433	0.02%
Rovi Corporation ***	799	$19,639	0.02%
Sapient Corporation ***	6,300	$79,380	0.06%
Semtech Corp ***	352	$8,737	0.01%
Silicon Laboratories Inc ***	1,040	$45,157	0.03%
Sycamore Networks Inc ***	149	$2,667	0.00%
Symantec Corp ***	1,514	$23,694	0.02%
Synchronoss Technologies Inc ***	544	$16,434	0.01%
Teradyne Inc ***	5,973	$81,412	0.06%
TTM Technologies Inc ***	1,362	$14,928	0.01%
Ultratech Inc ***	6,498	$159,656	0.12%
Unisys Corp ***	1,429	$28,166	0.02%
Verifone Systems Inc ***	126	$4,476	0.00%
VeriSign, Inc. ***	24,053	$859,173	0.67%
Volterra Semi***	5,705	$146,105	0.11%
WebMD Health Corp ***	3,023	$113,514	0.09%
Western Digital Corp ***	6,879	$212,905	0.16%
Western Union Co	1,739	$31,754	0.02%
Wright Express Corp ***	6,030	$327,308	0.25%
Yahoo Inc ***	8,494	$137,008	0.10%
Total Information Technology		$7,292,492	5.57%

Materials
Alcoa Inc	3,406	$29,462	0.02%
Aptargroup Inc	2,000	$104,340	0.08%
Buckeye Technologies Inc	2,383	$79,688	0.06%
Calgon Carbon Corp ***	5,719	$89,845	0.07%
Carpenter Technology Corp	883	$45,457	0.03%
Century Aluminum Co ***	4,288	$36,491	0.03%
Coeur d'Alene Mines Corp Idaho ***	4,625	$111,648	0.09%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Domtar Corp	673	$53,813	0.04%
Eagle Materials Inc	7,302	$187,369	0.14%
EI du Pont de Nemours & Company	547	$25,042	0.02%
Grace W R & Co ***	7,358	$337,879	0.26%
Huntsman Corp	6,566	$65,660	0.05%
International Paper Co	5,031	$148,918	0.11%
Kaiser Aluminum Corp	1,336	$61,296	0.05%
Louisiana-Pacific Corp	3,995	$32,240	0.02%
Mosaic Company	1,387	$69,946	0.05%
Olin Corp	693	$13,617	0.01%
Reliance Steel & Aluminum Co	5,753	$280,114	0.22%
Schnitzer Steel Industries Inc Cl A	1,287	$54,414	0.04%
Steel Dynamics Inc	11,255	$148,003	0.11%
Stillwater Mining Co ***	1,922	$20,104	0.02%
Valspar Corp	8,603	$335,259	0.26%
Total Materials		$2,330,605	1.78%

Telecommunication Services
Abovenet Inc ***	3,055	$198,606	0.15%
Crown Castle International Cor ***	2,397	$107,386	0.08%
IDT Corp Cl B	5,078	$47,632	0.04%
SBA Communications Corp. Cl A ***	15,601	$670,219	0.51%
Total Telecommunication Services		$1,023,843	0.78%

Utilities
Entergy Corp	184	$13,441	0.01%
National Fuel Gas Co N J	2,785	$154,790	0.12%
NextEra Energy Inc.	13,415	$816,705	0.62%
Wisconsin Energy Corp	3,574	$124,947	0.10%
Xcel Energy Inc.	21,008	$580,661	0.44%
Total Utilities		$1,690,544	1.29%

Total Common Stocks (United States) (proceeds - $46,521,217)		$47,204,303	36.07%

	Shares	Value ($)	% of Net Asset Value
Common Stocks (Non-United States)
Argentina
Energy
YPF Sociedad Anonima Cl D Adr	1,303	$45,188	0.03%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value

Total Energy		$45,188	0.03%

Financials
Grupo Financiero Galicia S.A. Cl B Adr	2,186	$12,963	0.01%
Total Financials		$12,963	0.01%

Total Argentina		$58,151	0.04%

Bermuda
Energy
Seadrill	1,136	$37,692	0.03%
Total Energy		$37,692	0.03%

Financials
Credicorp Ltd	1,178	$128,956	0.10%
Partnerre Ltd	2,572	$165,148	0.13%
Platinum Underwriters Holdings	84	$2,865	0.00%
Total Financials		$296,969	0.23%

Total Bermuda		$334,661	0.26%

Brazil
Financials
Itau Unibanco Holding S.A.	13,417	$249,020	0.19%
Total Financials		$249,020	0.19%

Materials
Companhia Siderurgica Nacional Adr	2,103	$17,203	0.01%
Total Materials		$17,203	0.01%

Telecommunication Services
Brasil Telecom SA Adr	1,556	$27,681	0.02%
Total Telecommunication Services		$27,681	0.02%

Utilities
Companhia Paranaense De Energia Adr	19,098	$400,676	0.31%
Total Utilities		$400,676	0.31%

Total Brazil		$694,580	0.53%

Canada
Consumer Discretionary

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Gildan Activewear Inc	2,144	$40,286	0.03%
Total Consumer Discretionary		$40,286	0.03%

Energy
Canadian Natural Resources	8,241	$307,966	0.24%
Enbridge Inc	2,565	$95,957	0.07%
Encana	17,660	$327,240	0.25%
Imperial Oil	974	$43,324	0.03%
Pengrowth Energy Corp	11,258	$118,547	0.09%
Precision Drilling Corp***	2,902	$29,775	0.02%
Suncor Energy Inc	168	$4,843	0.00%
Talisman Energy Inc	1,598	$20,375	0.02%
Teekay Corp	1,798	$48,061	0.04%
Total Energy		$996,088	0.76%

Financials
RBC	6,055	$308,563	0.24%
Total Financials		$308,563	0.24%

Industrials
Canadian Pacific Railway Limited	12,922	$874,432	0.67%
Total Industrials		$874,432	0.67%

Information Technology
Research In Motion ***	6,307	$91,452	0.07%
Total Information Technology		$91,452	0.07%

Materials
Agnico Com	547	$19,867	0.02%
Endeavour Silver Corp***	4,037	$39,199	0.03%
Goldcorp Inc	4,415	$195,364	0.14%
Kinross Gold Corp	5,424	$61,834	0.05%
New Gold***	13,749	$138,590	0.10%
Potash Corp	2,439	$100,682	0.08%
Silver Standard Resources***	1,976	$27,308	0.02%
Yamana Gold Inc	5,256	$77,211	0.06%
Total Materials		$660,055	0.50%

Telecommunication Services
BCE, Inc.	20,092	$837,234	0.64%
Total Telecommunication Services		$837,234	0.64%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value

Total Canada		$3,808,110	2.91%

Channel Islands
Materials
Randgold Resources Ltd	2,148	$219,311	0.17%
Total Materials		$219,311	0.17%

France
Utilities
Veolia Environnement Paris Adr	2,411	$26,642	0.02%
Total Utilities		$26,642	0.02%

Great Britain
Consumer Discretionary
Carnival Plc	6,728	$221,553	0.17%
Total Consumer Discretionary		$221,553	0.17%

Consumer Staples
British American Tobacco Plc Adr	2,412	$228,851	0.17%
Total Consumer Staples		$228,851	0.17%

Materials
Rio Tinto Plc Adr	1,850	$90,502	0.07%
Total Materials		$90,502	0.07%

Total Great Britain		$540,906	0.41%

Greece
Industrials
Diana Shipping Inc	2,941	$21,999	0.02%
Total Industrials		$21,999	0.02%

Japan
Consumer Discretionary
Accordia Golf Co Ltd	26	$18,709	0.01%
Alpen	100	$1,760	0.00%
Aoki Holdings	1,200	$19,577	0.01%
Aoyama Trading	6,800	$127,715	0.10%
Askul Corporation	200	$2,837	0.00%
Belluna	150	$1,112	0.00%
Casio Computer	25,300	$153,463	0.12%
Doshisha	500	$14,437	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Fast Retailing	1,500	$272,763	0.21%
FCC	1,600	$32,503	0.02%
Fujibo	1,000	$2,039	0.00%
Fujitsu General	31,000	$177,166	0.14%
Funai	15,600	$375,057	0.32%
Furukawa Battery	1,000	$4,416	0.00%
Futaba Industrial	4,600	$25,931	0.02%
Goldwin	1,000	$4,078	0.00%
Gunze	5,000	$14,612	0.01%
Hakuhodo Dy Holdings	10	$574	0.00%
Honda Motor Co	10,600	$323,273	0.25%
Jupiter Telecom	19	$19,249	0.01%
Kasai Kogyo	1,000	$5,053	0.00%
Kayaba Industries	5,000	$23,639	0.02%
Keihin Corp	1,700	$28,175	0.02%
Konaka	46,100	$328,131	0.25%
Kyoritsu Maintenance	500	$9,254	0.01%
Misawa Homes ***	12,000	$96,480	0.07%
Mitsuba	2,000	$15,638	0.01%
Mizuno	3,000	$15,431	0.01%
Nidec Copal Corp	1,200	$13,280	0.01%
NIFCO	4,700	$131,312	0.10%
Nikon	10,400	$231,531	0.18%
Nishimatsuya	2,500	$19,321	0.01%
Nissan Shatai	6,000	$58,293	0.04%
Nissen Holdings	1,000	$4,442	0.00%
Nissin Kogyo	2,700	$38,787	0.03%
NOK	5,400	$92,794	0.07%
Ohsho Food Service	100	$2,381	0.00%
OPT	1	$1,135	0.00%
PAL	150	$5,814	0.00%
Panasonic Corp ADR	1,768	$14,834	0.01%
Panasonic Corporation	1,100	$9,344	0.01%
Point	1,910	$81,124	0.06%
Ryohin Keikaku	4,600	$224,354	0.17%
Sanyo Shokai	2,000	$4,546	0.00%
Scroll	900	$3,180	0.00%
Sekisui Chemical	1,000	$8,248	0.01%
Shimano	2,900	$140,875	0.11%
Sony	9,400	$168,734	0.13%
Stanley Electric	12,700	$186,566	0.14%
Tachi-S	1,700	$29,765	0.02%
Takashimaya	9,000	$65,112	0.05%
Takata	800	$16,376	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Tamron	2,900	$69,948	0.05%
TBK	1,000	$4,780	0.00%
Tokai Rika	2,700	$41,347	0.03%
Tomy	2,100	$14,756	0.01%
Toyoda Gosei	2,300	$36,655	0.03%
Ts Tech Co Ltd	23,800	$376,831	0.32%
Universal Entertainment Corporation	100	$2,765	0.00%
USS Co Ltd	1,140	$103,058	0.08%
Valuecommerce	11	$3,160	0.00%
Wacoal Holdings	2,000	$26,549	0.02%
Yamaha	8,200	$75,194	0.06%
Yamaha Motor	16,200	$204,946	0.16%
Yoshinoya Holdings	12	$16,849	0.01%
Total Consumer Discretionary		$4,642,058	3.55%

Consumer Staples
Aderans ***	2,000	$25,718	0.02%
AIN Pharmaciez	1,300	$62,476	0.05%
Ariake Japan	800	$15,420	0.01%
Cawachi Limided	300	$6,063	0.00%
Coca-Cola West Company Limited	1,700	$29,478	0.02%
Dr Ci:Labo	29	$154,247	0.12%
Ezaki Glico	2,000	$22,522	0.02%
Itoham Foods	1,000	$3,975	0.00%
Izumiya	3,000	$15,937	0.01%
Kikkoman	7,000	$80,374	0.06%
Kirin Holdings	4,000	$48,630	0.04%
Lawson	1,900	$118,580	0.09%
Morinaga Milk Industry	5,000	$19,353	0.01%
Nichirei	3,000	$14,534	0.01%
Nippon Flour Mills	2,000	$8,832	0.01%
Nissin Foods Holdings Co Ltd	900	$35,245	0.03%
Pigeon	1,600	$65,151	0.05%
Sapporo Holdings	15,000	$56,696	0.04%
Takara Holdings	2,000	$12,859	0.01%
Tsuruha Holdings	1,100	$61,508	0.05%
UNY	3,700	$33,304	0.03%
Valor	300	$4,664	0.00%
Yakult Honsha	4,000	$125,990	0.10%
Total Consumer Staples		$1,021,556	0.78%

Energy
AOC Holdings	500	$3,026	0.00%
Cosmo Oil	34,000	$94,947	0.07%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Japan Petroleum	1,900	$74,282	0.06%
Kanto Natural Gas Development	2,000	$9,975	0.01%
Modec	400	$6,894	0.01%
Toyo Kanetsu	1,000	$1,818	0.00%
Total Energy		$190,942	0.15%

Financials
77 Bank	43,000	$185,427	0.14%
Aichi Bank	200	$11,586	0.01%
Akita Bank	1,000	$2,883	0.00%
Fukuoka Financial Group	86,000	$360,800	0.28%
Goldcrest	2,650	$42,165	0.03%
Gunma Bank	20,000	$109,884	0.08%
Hachijuni Bank	2,000	$11,404	0.01%
Heiwa Real Estate	500	$994	0.00%
Hitachi Capital	6,600	$91,469	0.07%
Hokkoku Bank	2,000	$7,326	0.01%
Hyakugo Bank	3,000	$11,885	0.01%
Hyakujushi Bank	4,000	$17,872	0.01%
IBJ Leasing	1,400	$31,095	0.02%
Iida Home	1,200	$8,978	0.01%
Jafco	2,800	$51,388	0.04%
Joyo Bank	1,000	$4,416	0.00%
Juroku Bank	5,000	$16,301	0.01%
Kabu Sec	6,600	$19,460	0.01%
Matsui Securities	55,100	$269,095	0.21%
Mitsub UFJ Financial	8,000	$33,978	0.03%
Mitsubishi UFJ Lease & Finance	2,350	$93,097	0.07%
Miyazaki Bank	9,000	$22,094	0.02%
Monex Group Inc	68	$9,919	0.01%
Nishi Nippon City Bank	4,000	$11,482	0.01%
Nisshin Fudosan	300	$1,699	0.00%
Shikoku Bank	2,000	$7,507	0.01%
T&D Holdings	7,900	$73,572	0.06%
Takara Leben	8,100	$47,765	0.04%
Toho Bank	2,000	$5,793	0.00%
Tokyo Tatemono ***	122,000	$369,217	0.28%
Tokyu Livable Inc	2,300	$17,685	0.01%
Total Financials		$1,948,236	1.49%

Health Care
Alfresa Holdings	4,700	$198,097	0.15%
Asahi Intecc	100	$2,267	0.00%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Aska Pharmaceutical	2,000	$11,898	0.01%
Astellas Pharma	7,900	$321,172	0.25%
Chugai Pharm	22,500	$370,860	0.29%
EPS	3	$5,775	0.00%
Kaken Pharmaeutical	5,000	$66,437	0.05%
Kissei Pharmaceutical	100	$2,059	0.00%
Kyowa Hakko Kirin Co Ltd	6,000	$73,412	0.06%
Medipal Holdings	25,300	$264,206	0.20%
Nichi Iko Pharmaceutical	1,500	$35,303	0.03%
Nikkiso	7,000	$59,553	0.05%
Ono Pharmaceutical	100	$5,611	0.00%
Santen Pharm	2,600	$107,053	0.08%
Shionogi	21,800	$280,039	0.21%
Terumo	900	$42,376	0.03%
Torii Pharmaceutical	200	$3,754	0.00%
Towa Pharmaceutical	800	$34,134	0.03%
Tsumura	1,300	$38,330	0.03%
Total Health Care		$1,922,336	1.47%

Industrials
Aichi	500	$1,968	0.00%
Amada	2,000	$12,677	0.01%
Asahi Glass	6,000	$50,344	0.04%
Bando Chemical	1,000	$3,767	0.00%
Bunka Shutter	2,000	$6,806	0.01%
Chiyoda	6,000	$61,021	0.05%
Chugai Ro	2,000	$6,442	0.00%
Comsys Holdings	13,300	$139,582	0.11%
Ebara	15,000	$51,630	0.04%
Fujitec	8,000	$50,084	0.04%
Fukuyama Transporting	13,000	$78,517	0.06%
GS Yuasa	40,000	$215,093	0.16%
Hamakyorex	600	$17,815	0.01%
Hitachi Koki	2,700	$20,551	0.02%
IHI Corp	44,000	$106,871	0.08%
Inui Steamship	2,000	$6,806	0.01%
Iseki *	1,000	$2,143	0.00%
Japan Steel Works	53,000	$368,295	0.28%
JS Group	11,100	$212,657	0.16%
JTEKT	5,900	$58,011	0.04%
Kandenko	25,000	$121,120	0.09%
Kawasaki Kisen	82,000	$148,045	0.11%
Keisei Electric Railway	14,000	$102,922	0.08%
Kinden	1,000	$8,443	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Kintetsu World Express	500	$14,547	0.01%
Kitz	3,600	$14,495	0.01%
Komori	27,000	$180,959	0.14%
Kuroda Electric	500	$5,410	0.00%
Makino Milling	39,000	$240,109	0.18%
Makita	9,500	$307,371	0.23%
Marubeni	8,000	$48,734	0.04%
Meitec	1,400	$27,004	0.02%
Minebea	37,000	$154,747	0.12%
Misumi	5,100	$117,117	0.09%
Mitsubishi	12,000	$242,369	0.19%
Mitsui	7,800	$121,270	0.09%
Mitsui Engineering & Shipbuilding	69,000	$107,546	0.08%
Mitsui Matsushima	9,000	$16,483	0.01%
Mitsui OSK Line	67,000	$259,332	0.20%
Mori Seiki	4,500	$40,096	0.03%
Nachi Fujikoshi	6,000	$26,575	0.02%
Namura Shipbuild	4,700	$16,849	0.01%
Nichiha	4,100	$44,094	0.03%
Nippon Densetsu Kgyo	2,000	$19,275	0.01%
Nippon Express	16,000	$62,346	0.05%
Nippon Konpo Unyu	800	$8,635	0.01%
Nippon Road	4,000	$11,430	0.01%
Nippon Sheet Glass	21,000	$39,278	0.03%
Nippon Signal	10,000	$59,358	0.05%
Nippon Yusen	35,000	$89,557	0.07%
Noritz	2,000	$36,446	0.03%
Oiles	2,900	$54,768	0.04%
Okuma Corp	27,000	$172,542	0.13%
Okumura	4,000	$16,366	0.01%
OSG	3,700	$46,568	0.04%
Oyo	1,500	$17,262	0.01%
Pasco	1,000	$3,533	0.00%
Raito Kogyo	6,100	$33,436	0.03%
Sanki Engineering	2,000	$10,417	0.01%
Sankyu	6,000	$22,678	0.02%
Sanwa Holdings Corp	4,000	$11,950	0.01%
Secom	1,800	$82,998	0.06%
Senko	3,000	$11,924	0.01%
Shima Seiki	900	$15,349	0.01%
Shimizu	11,000	$46,149	0.04%
Shinmaywa	34,000	$136,459	0.10%
Sumikin Bussan	11,000	$27,861	0.02%
Sumitomo	6,100	$82,559	0.06%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Sumitomo Electric Industries	27,400	$298,236	0.23%
Sumitomo Warehouse	6,000	$28,445	0.02%
Taihei Dengyo	8,000	$61,722	0.05%
Takara Standard	1,000	$7,559	0.01%
Takasago Termal Egineering	400	$3,413	0.00%
Tanseisha	1,000	$2,481	0.00%
Tocalo	2,000	$42,447	0.03%
Toda	2,000	$7,274	0.01%
Toko Electric	6,000	$22,367	0.02%
Toppan Forms	100	$762	0.00%
Toppan Printing	3,000	$22,055	0.02%
Torishima Pumpmgf	1,200	$15,399	0.01%
Toyota Tsusho	20,700	$365,927	0.28%
Uchida Yoko	3,000	$8,222	0.01%
Ushio	7,700	$111,214	0.08%
Yokogawa Bridge Holdings Corp	5,000	$32,732	0.03%
Yusen Logistics	1,200	$15,384	0.01%
Yushin Precision	600	$11,246	0.01%
Total Industrials		$6,012,746	4.59%

Information Technology
Alps Electric	600	$4,123	0.00%
Canon	500	$22,146	0.02%
Citizen Holdings	34,300	$199,144	0.15%
Cybozu	308	$99,933	0.08%
Daishinku	15,000	$51,046	0.04%
DeNA	5,200	$155,953	0.12%
Denki Kogyo	5,000	$21,756	0.02%
Fuji Soft	2,100	$37,778	0.03%
Fujifilm Holding	15,200	$359,912	0.28%
Hakuto	800	$7,783	0.01%
Hirose Electric	800	$70,139	0.05%
Hoshiden	18,000	$120,171	0.09%
Hoya	2,500	$53,838	0.04%
Icom	400	$10,256	0.01%
Infocom	37	$42,339	0.03%
Kaga Electronics	400	$4,177	0.00%
Kyocera	100	$8,040	0.01%
Macnica Inc	1,500	$34,543	0.03%
Megachips	2,100	$34,995	0.03%
Meiko Electronics ***	6,700	$59,002	0.05%
Melco Holdings	400	$10,812	0.01%
Micronics Japan	7,000	$37,459	0.03%
Mimasu Semiconductor	500	$4,169	0.00%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Mitsumi Electric	300	$2,233	0.00%
MTI	94	$115,134	0.09%
NEC Mobiling	500	$16,755	0.01%
Nidec Sankyo	4,000	$25,458	0.02%
Nintendo	2,000	$275,360	0.21%
Nippon Ceramic	100	$1,857	0.00%
Nippon Electric Glass	8,000	$79,179	0.06%
NSD	700	$5,492	0.00%
Oracle	1,300	$43,007	0.03%
Ricoh	41,000	$357,332	0.27%
Roland DG Corp	1,200	$13,326	0.01%
Ryosan	300	$6,355	0.00%
Seiko Epson	4,700	$62,451	0.05%
Simplex	1	$323	0.00%
Sumco ***	7,400	$54,690	0.04%
Tokyo Electron	1,800	$91,531	0.07%
Topcon	1,200	$5,533	0.00%
Trend ***	2,500	$74,718	0.06%
Yahoo Japan	92	$29,623	0.02%
Yamatake	100	$2,174	0.00%
Zappallas	10	$10,144	0.01%
Total Information Technology		$2,722,189	2.08%

Materials
Asahi Kasei	11,000	$66,294	0.05%
Daicel Corp	61,000	$371,594	0.29%
Denki Kagakukogyo	21,000	$77,737	0.06%
DIC	37,000	$67,281	0.05%
Dowa Holding	2,000	$12,651	0.01%
Earth Chemical	400	$14,760	0.01%
Furukawa Sky Aluminum	9,000	$22,328	0.02%
JFE Holdings	17,900	$324,102	0.25%
JSP	800	$12,646	0.01%
Kaneka	7,000	$37,278	0.03%
Kureha	6,000	$29,848	0.02%
Lintec	2,100	$38,023	0.03%
Mbishi Materials	67,000	$181,881	0.14%
Mitsui Mining and Smelting	2,000	$5,170	0.00%
Nihon Yamamura Glass	1,000	$2,507	0.00%
Nippon Denko	1,000	$4,520	0.00%
Nippon Kayaku	1,000	$9,638	0.01%
Nippon Paper	4,100	$89,466	0.07%
Nippon Shokubai	5,000	$53,708	0.04%
Nippon Synth Chemical	22,000	$126,588	0.10%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value
Nippon Yakin ***	3,000	$4,715	0.00%
Nippon Zeon	3,000	$26,029	0.02%
Nissan Chemical Industries	4,100	$39,674	0.03%
Nisshin Steel	2,000	$3,065	0.00%
S'Tomo Metal Mining Co	12,000	$154,150	0.12%
Sanyo Chemical Industries	8,000	$52,267	0.04%
Shin-Etsu Chemical	7,500	$369,204	0.28%
Showa Denko	1,000	$2,026	0.00%
Stella Chemifa	1,100	$33,476	0.03%
Sumitomo Bakelite	8,000	$44,785	0.03%
Sumitomo Chemical	3,000	$10,949	0.01%
Sumitomo Pipe & Tube	1,500	$11,865	0.01%
Teijin	3,000	$9,235	0.01%
Tenma	1,200	$10,723	0.01%
Toagosei	4,000	$16,418	0.01%
Toho Zinc	15,000	$57,085	0.04%
Tokuyama	37,000	$117,743	0.09%
Tokyo Steel Manufacturing	1,100	$8,944	0.01%
Toyo Ink SC Holdings	5,000	$18,509	0.01%
Toyo Seikan	12,400	$169,113	0.13%
Total Materials		$2,707,995	2.07%

Utilities
Chubu Electric	17,800	$332,233	0.26%
Chugoku Ele	4,700	$82,352	0.06%
Hokuriku Electric	8,700	$162,383	0.12%
Okinawa Electric Power	1,800	$76,685	0.06%
Saibu Gas	4,000	$10,547	0.01%
Shikoku Ele	4,300	$123,208	0.09%
Total Utilities		$787,408	0.60%

Total Japan		$21,955,466	16.78%

Luxembourg
Energy
Tenaris S A Adr	10,227	$380,240	0.29%
Total Energy		$380,240	0.29%

Materials
Ternium SA Adr	3,450	$63,446	0.05%
Total Materials		$63,446	0.05%

Total Luxembourg		$443,686	0.34%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value

Mexico
Consumer Discretionary
Grupo Televisa S.A. Adr	8,478	$178,538	0.14%
Total Consumer Discretionary		$178,538	0.14%

Netherlands
Industrials
Aercap Holdings ***	5,382	$60,763	0.05%
CNH Global N.V.	186	$6,694	0.01%
Koninklijke Philips Electronics Nv Adr	23,571	$493,812	0.37%
Total Industrials		$561,269	0.43%

Panama
Consumer Discretionary
Carnival Corp	4,037	$131,768	0.10%
Total Consumer Discretionary		$131,768	0.10%

South Korea
Materials
Posco Adr	733	$60,179	0.05%
Total Materials		$60,179	0.05%

Utilities
Korea Electric Power Corp	3,551	$38,990	0.03%
Total Utilities		$38,990	0.03%

Total South Korea		$99,169	0.08%

Switzerland
Energy
Noble Corporation	1,514	$45,753	0.03%
Total Energy		$45,753	0.03%

Industrials
Foster Wheeler Ltd ***	3,322	$63,583	0.04%
Total Industrials		$63,583	0.04%

Total Switzerland		$109,336	0.07%

Total Common Stocks (Non-United States) (proceeds - $28,623,159)		$29,183,592	22.30%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

	Shares	Value ($)	% of Net Asset Value

Total investment securities sold short (proceeds - $75,144,376)		$76,387,895	58.37%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

CAMPBELL & COMPANY INVESTMENT ADVISER LLC
PROXY VOTING POLICY AND PROCEDURES

OVERVIEW

This Proxy Voting Policy was adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates. The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

●
Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

●	Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

●	Describes to clients the Investment Adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. As a systematic trader, the Investment Adviser's main goal is to enhance returns for its clients. In general, the Investment Adviser invests in companies with whose management and boards they are generally comfortable. Accordingly, the Investment Adviser has decided to vote proxies in a manner that generally supports management. The Investment Adviser has determined that it is not in the best interest of its clients to act as a shareholder "activist" or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

To help meet its proxy voting obligations and to minimize potential conflicts of interest, the Investment Adviser has retained a third party vendor, Broadridge Financial Services ("Broadridge"). Broadridge casts votes on behalf of Investment Adviser clients through its platform, ProxyEdge, and provides other services, such as independent vote recommendations, ballot tracking and recordkeeping.

PROCEDURES

General

The Investment Adviser shall coordinate with Broadridge to ensure that Broadridge receives proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to Broadridge.

The Investment Adviser shall maintain a list of all of the Investment Adviser clients for which it votes proxies. The list will be maintained electronically by the Compliance Associate. The Compliance Associate will inform Broadridge of any changes on an as needed basis.

The Investment Adviser will inform Broadridge the vote policy guidelines to utilize for its accounts. Currently, the Investment Adviser subscribes to Broadridge’s Typical Investment Manager Policy. This policy was designed to maximize returns by voting in a manner that generally supports management while carefully limiting risk to investors to the greatest extent possible. Under these guidelines, it is expected that the proxies are voted with management approximately 90% of the time.

The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser’s fiduciary obligations. The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client’s best interest, such as when the Investment Adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client. For example, the Investment Adviser has determined that the cost of casting a vote on a foreign security exceeds any potential benefit to its clients. The Investment Adviser shall file a Form N-PX for its clients, where appropriate.

The Investment Adviser will provide a description of its proxy voting policies and procedures in its Form ADV Part 2 and will disclose to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities.

The Chief Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Investment Adviser’s Chief Executive Officer (“CEO”), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser’s outside counsel.

Material Conflicts of Interest

As noted previously, the Investment Adviser will vote its clients’ proxies in the best interest of its clients and not its own. In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

The Investment Adviser may be exposed to potential material conflicts of interest. For example, business or personal relationships may exist between the Investment Adviser, its officers, managers or employees and a public company in which the Investment Adviser has invested. To address these, and other, potential material conflicts of interest, the Investment Adviser subscribes to vote recommendations provided by an independent third party, Broadridge.

In the rare event that a vote recommendation is overridden by the Investment Adviser, the Chief Compliance Officer must first review the proxy and determine whether any material conflicts of interest exist.  If there are no material conflicts of interest, the vote recommendation may be overridden, provided that the proposed proxy vote is in accordance with the policy stated herein. If a material conflict of interest exists, the Chief Compliance Officer will either obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client’s proxy in the manner favored by the Investment Adviser or the proxy will be voted in accordance with Broadridge’s vote recommendation. When overriding a recommended vote, prior approval is required by the Chief Executive Officer. The Investment Adviser will maintain documentation of the analysis of the override, approvals required and the vote ultimately cast.

Recordkeeping

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

•	Proxy voting policies and procedures;
•	Proxy statements received regarding client securities;
•	Records of votes cast on behalf of clients;
•	Records of client requests for proxy voting information; and
•	Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC’s EDGAR system (see www.sec.gov/search/search.htm). Additionally, the Investment Adviser may rely on Broadridge to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:

•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security;
•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
•	The shareholder meeting date;
•	The number of shares the Investment Adviser voted on a firm-wide basis;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether or not the Investment Adviser cast its votes on the matter;
•	How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
•	Whether the Investment Adviser cast its vote with or against management; and
•	Whether any client requested an alternative vote on its proxy.

Client Request to Review Votes

Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser’s employees, must be promptly reported to the Chief Compliance Officer. All written requests must be retained by the Investment Adviser. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser. Such a review shall be documented and should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

Annual Review & Certification

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients’ proxies in accordance with the Rule. Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (see Exhibit A - Annual Proxy Certification).

Confidentiality

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

Amendment

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

Questions or Concerns

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, should be directed to the Chief Compliance Officer.

EXHIBIT A
PROXY VOTING POLICY
ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser’s Proxy Voting Policy and Procedures.  I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, then I shall immediately notify the Chief Compliance Officer.

I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser’s proxy voting process, which are discussed below.

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

CERTIFIED BY:

NAME:	(PRINT)

SIGNATURE:

DATE:

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Management

The Adviser makes the Trust’s trading decisions using proprietary models which analyze both technical and fundamental market indicators.  Following are the biographies of the members of the Investment Committee, which is responsible for overseeing the proprietary models utilized on behalf of the Trust.

G. William Andrews, born in 1972, has been employed by Campbell & Company since April 1997 and was appointed Chief Operating Officer in January 2010, was Vice President: Director of Operations from April 2007 to January 2010, Vice President: Director of Research Operations from March 2006 to April 2007 and Research Assistant from March 2005 to February 2006. As Chief Operating Officer, he is involved in all operational aspects of the firm. In March 2010, Mr. Andrews was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the research and investment process at the firm. In March 2010, Mr. Andrews was appointed the Vice President and Chief Operating Officer of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, and The Campbell Multi-Strategy Trust, a registered investment company. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company effective June 21, 2006. Mr. Andrews became listed as a Principal of Campbell & Company Investment Adviser LLC effective March 29, 2010.

Bruce L. Cleland, born in 1947, joined Campbell & Company in January 1993 and has served as Vice Chairman of the Board of Directors of Campbell & Company since April 2007, was President from January 1994 to April 2007, and Chief Executive Officer from January 1998 to April 2007. From December 2005 until April 2007, Mr. Cleland was also the President and Chief Executive Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser. From June 2005 until April 2007, Mr. Cleland also served as Trustee, Chief Executive Officer and President of The Campbell Multi-Strategy Trust, a registered investment company. In March 2010, Mr. Cleland was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the research and investment process at the firm. Mr. Cleland is currently a member of the Board of Directors of the National Futures Association. Mr. Cleland is a graduate of Victoria University in Wellington, New Zealand where he earned a Bachelor of Commerce and Administration degree. Mr. Cleland became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective December 15, 1993, September 15, 1993 and December 15, 1993, respectively. Mr. Cleland was an Associated Person, Principal and NFA Associate Member of Campbell & Company Investment Adviser LLC from December 2005 to April 2007. Effective July 9, 2008, Mr. Cleland again became listed as a Principal of Campbell & Company Investment Adviser LLC.

Michael S. Harris, born in 1975, has been employed by Campbell & Company since July 2000, was appointed Deputy Manager of Trading in September 2004 and has served as Vice President and Director of Trading since June 2006. His duties include managing daily trade execution for the assets under Campbell & Company’s management. In March 2010, Mr. Harris was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the investment process of the firm. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective September 21, 2000, June 15, 2006 and August 19, 2000, respectively.

Xiaohua Hu, born in 1963, joined Campbell & Company in April 1994 and was appointed Director of Research in March 2010. Since he joined the firm, Dr. Hu has had a major role in the ongoing research and development of Campbell & Company’s trading systems. In March 2010, Dr. Hu was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the research and investment process at the firm. Dr. Hu holds a B.A. in Manufacturing Engineering from Changsha Institute of Technology in China. He went on to receive a Ph.D. in Systems and Information Engineering from the Toyohashi University of Technology, in Japan. During his studies at Toyohashi, he was also a Visiting Researcher in Computer Science and Operations Research and published several refereed papers in the Journal of Society of Instrument and Control Engineers of Japan. Dr. Hu was listed as a Principal of Campbell & Company from February 1998 to December 2011. Dr. Hu again became listed as a Principal of Campbell & Company effective April 7, 2010.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from models, thereby minimizing the "human" element from the day-to-day individual investment decision making process. More specifically, risk management sits at the model and portfolio level. Portfolio-wide position limits, portfolio volatility and model diversification are also monitored.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2011

	Number of Accounts and Assets for Which Advisory Fee is Performance-Based**
	Registered Investment Companies	Other Pooled Investment Vehicles**	Other Accounts***
G. William Andrews*	0 accounts	20 accounts	4 accounts
	$0	$2,462,091,424	$117,782,636
Bruce L. Cleland *	0 accounts	20 accounts	4 accounts
	$0	$2,462,091,424	$117,782,636
Michael S. Harris *	0 accounts	20 accounts	4 accounts
	$0	$2,462,091,424	$117,782,636
Xiaohua Hu *	0 accounts	20 accounts	4 accounts
	$0	$2,462,091,424	$117,782,636

*	G. William Andrews, Bruce L. Cleland, Michael S. Harris and Xiaohua Hu comprise the Investment Committee.
**	Of the Other Pooled Investment Vehicles, 19 accounts with net assets of $2,436,512,422 have a performance-based fee.
***	Of the Other Accounts, 1 account with net assets of $63,183,753 has a performance-based fee.

Portfolio Manager Compensation

The Investment Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser.  The elements of total compensation for the Investment Committee members are base salary and a combination of profit sharing and/or discretionary bonus. Profit sharing is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits. Discretionary bonuses are based on the performance of Campbell & Company, Inc. as well as the individual performance of the member.

Base Salary.  Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Investment Committee members’ total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing/discretionary bonus element of a Investment Committee member’s compensation.

Performance-Based Profit Sharing.  The profit sharing portion of the compensation for each Investment Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See –Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2011). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Investment Committee member’s compensation. Discretionary bonuses are a function of the profitability of Campbell & Company, Inc. as well as a number of factors relating to the individual performance of the member.

Performance-based profit sharing and discretionary bonuses are distributed to the Investment Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Investment Committee members with the interests of the Shareholders. This approach ensures that certain Investment Committee members participate in both the “downside risk” and “upside opportunity” of the performance of the Adviser and its affiliates. Investment Committee members therefore have a direct incentive to protect the Adviser’s reputation and integrity.

Other Benefits.  Investment Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Equity Securities Beneficially Owned by the Portfolio Managers as of December 31, 2011

Dollar Range of Equity Securities Beneficially Owned

G. William Andrews	None

Bruce L. Cleland	over $1,000,000

Michael S. Harris	None

Xiaohua Hu	$100,001 - $500,000

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2011 To 1/31/2011	None	None	None	None
2/01/2011 To 2/28/2011	None	None	None	None
3/01/2011 To 3/31/2011	1,609.059	$1,261.82	1,609.059(1)	None
4/01/2011 To 4/30/2011	None	None	None	None
5/01/2011 To 5/31/2011	None	None	None	None
6/01/2011 To 6/30/2011	1,906.922	$1,252.32	1,906.922(2)	None
7/01/2011 To 7/31/2011	None	None	None	None
8/01/2011 To 8/30/2011	None	None	None	None
9/01/2011 To 9/30/2011	5,647.667	$1,313.41	5,647.667(3)	None

10/01/2011 To 10/31/2011	None	None	None	None
11/01/2011 To 11/30/2011	None	None	None	None
12/01/2011 To 12/31/2011	6,851.334	$1,284.89	6,851.334(4)	None
Total	16,014.982		16,014.982

(1)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 16, 2011 that expired on March 17, 2011. In connection with this repurchase offer, the Trust offered to repurchase up to 24,760.096 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2011.

(2)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 18, 2011 that expired on June 17, 2011. In connection with this repurchase offer, the Trust offered to repurchase up to 25,583.105 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2011.

(3)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on August 15, 2011 that expired on September 16, 2011. In connection with this repurchase offer, the Trust offered to repurchase up to 25,986.463 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of September 30, 2011.

(4)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on November 14, 2011 that expired on December 16, 2011. In connection with this repurchase offer, the Trust offered to repurchase up to 26,638.933 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of December 30, 2011.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Not Applicable.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Campbell Multi-Strategy Trust

By:	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date:	March 12, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Roussin
Stephen C. Roussin, Chief Executive Officer

Date:	March 12, 2012

By:	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date:	March 12, 2012